UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03111
                                   811-21301

Name of Fund:  CMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, CMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 09/30/05

Item 1 -   Report to Stockholders


CMA Tax-Exempt Fund


Semi-Annual Report
September 30, 2005


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate.
Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863);
(2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov.Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


CMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011


(GO PAPERLESS LOGO)
It's Fast, Convenient, & Timely!
To sign up today, go to www.icsdelivery.com/live.



CMA Tax-Exempt Fund


Portfolio Holdings*


Put Bonds--7.1%
Fixed Rate Notes--11.4%
Tax-Exempt Commercial Paper--8.3%
Variable Rate Demand Obligations--73.2%


 * Based on total market value of Master Tax-Exempt Trust as of September 30, 2005. Investments are valued at amortized cost, which approximates market value.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



A Letter From the President


Dear Shareholder

Amid what we've coined a "muddle through" year for the financial markets, the major benchmark indexes managed to post positive results for the current reporting period:

Total Returns as of September 30, 2005                                6-month        12-month
U.S. equities (Standard & Poor's (S&P) 500 Index)                      +5.02%        +12.25%
Small-cap U.S. equities (Russell 2000 Index)                           +9.21%        +17.95%
International equities (MSCI Europe Australasia Far East Index)        +9.26%        +25.79%
Fixed income (Lehman Brothers Aggregate Bond Index)                    +2.31%        + 2.80%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)         +2.80%        + 4.05%
High yield bonds (Credit Suisse First Boston High Yield Index)         +2.82%        + 6.31%

Since June 2004, the Federal Reserve Board (the Fed) has tirelessly advanced its interest rate hiking program, raising the federal funds rate 11 times to 3.75% by period-end. The Fed admittedly remains more concerned about inflation than slowing economic growth, causing some to worry that the central bank may overreact to inflation and increase interest rates more than is necessary to maintain a healthy economic balance. Recent disruptions to production and spending from Hurricanes Katrina and Rita are likely to distort the economic data in the short term, muddying the underlying trends. However, any hurricane-induced slowdown is likely to be short lived, and the fiscal stimulus associated with reconstruction efforts in the Gulf could add to gross domestic product growth in 2006.

U.S. equities exhibited resilience over the past several months as investors generally tended to proceed with caution. After a strong finish to 2004, the S&P 500 Index remained largely range-bound in 2005, with the last three months representing the best quarter of the year. Up to this point, strong corporate earnings reports and low long-term bond yields have worked in favor of equities. Looking ahead, high energy prices, continued interest rate hikes, a potential consumer slowdown and/or disappointing earnings pose the greatest risks to U.S. stocks. Internationally, many markets have benefited from strong economic statistics, trade surpluses and solid finances.

In the bond market, the yield curve continued to flatten as short-term interest rates moved in concert with the Fed rate hikes and longer-term interest rates remained more constant or declined. The difference between two-year and 10-year Treasury yields collapsed from 151 basis points (1.51%) on September 30, 2004 to 70 basis points on March 31, 2005, to just 16 basis points at period-end.

Financial markets are likely to face continued crosscurrents in the months ahead. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Trustee



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



A Discussion With Your Fund's Portfolio Manager


As the Fed advanced its monetary tightening campaign, the Fund provided a competitive market yield as we focused on managing our exposure to fixed rate versus variable rate notes.


How did the Fund perform during the period?

For the six-month period ended September 30, 2005, CMA Tax-Exempt Fund paid shareholders a net annualized yield of 1.98%. As of September 30, 2005, the Fund's seven-day yield was 2.20%.

In the first half of the period, the short-term tax-exempt yield curve remained inverted - indicating that longer-dated money market securities offered lower yields than their shorter counterparts. This was largely attributable to the traditional redemptions associated with tax season, as taxpayers withdrew funds to pay their income tax bills. As the period progressed and it became clear that the Federal Reserve Board (the Fed) would continue to raise interest rates for the near future, we focused on increasing our weighting in short-term variable rate demand notes. This strategy enhanced the Fund's performance as variable rate securities outperformed longer fixed rate securities through the end of May.

The Fund's performance continued to improve during the second half of the period when many of our fixed rate positions, purchased during last year's lower interest rate environment, matured from the portfolio. Because rates rose significantly during this time, we were able to buy some fixed rate notes at what we believed were attractive yields. These purchases helped the Fund's performance, as yields on variable rate notes remained lower than expected from July through September.


Describe market and economic conditions during the past six months.

The U.S. economy continued to grow solidly for most of the period, led by the housing and labor markets. The pace of new home sales softened but remained historically high, while the national jobless rate fell to 4.9% in August. For most of the first half of the period, inflation indexes continued to reflect little upward pressure on prices. The Fed, believing the current strength of the U.S. economy warranted a continued tightening of monetary policy, responded by raising interest rates at its meetings in May, June, August and September. At period-end, the benchmark federal funds interest rate stood at 3.75%, up from 2.75% at the beginning of the period.

The short-term tax-exempt yield curve - a graphical representation of municipal yields - remained inverted through the end of May, as tax-related redemptions caused yields on variable rate demand notes to spike. However, expectations that inflation would be contained, coupled with a relative lack of issuance, caused yields on tax-exempt fixed rate notes to remain low. For example, yields on fixed rate notes maturing in one year hovered around 2.6% through the end of June.

Many of the same broad economic factors remained in place as we entered the second half of the period. As the market began to anticipate that the federal funds rate was approaching a neutral level, investors were becoming more concerned about inflationary pressures. A significant economic shock came late in the period from Hurricane Katrina - and to a lesser extent, Hurricane Rita - which devastated large portions of the Gulf Coast region. The storms caused the bond market to rally and oil prices to briefly rise above $70 per barrel. Although it is too soon to judge the full impact of the hurricanes on the U.S. economy, recent comments from Fed officials suggest the effects could be temporary. However, in light of the associated rise in fuel prices, they did allude to the idea that the fallout could exacerbate current inflationary concerns.

During this time, yields on tax-exempt securities maturing in one year rose from 2.55% at the beginning of July to over 3% by late August. The increase in yields reflected the rising interest rate environment and the increased issuance of traditional cash-flow notes in July and August. Yields generally stayed in the 3% range for the final month of the period.



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



How did you manage the portfolio during the period?

As the period began, we believed that the Fed, although closer to a more "neutral" short-term interest rate target, would continue to tighten monetary policy in the near term. We also expected that the short-term tax-exempt yield curve would be inverted for the first few months of the period as a result of the aforementioned tax-season redemptions. Against this backdrop, we sought to increase the portfolio's weighting in variable rate demand notes by investing the bulk of the proceeds from maturing securities and cash inflows into these notes. As variable rate notes outperformed their fixed rate counterparts during April and May, this approach added to performance.

As it became increasingly clear that the Fed intended to continue tightening monetary policy, we opted to underweight fixed rate securities until the second half of the period, when we believed we would be able to capture higher yields. We also believed that more attractive investment opportunities would be available later on, as the traditional issuance of cash flow notes during this period historically has resulted in rising yields. The Fed increased short-term interest rates 50 basis points (.50%) in two separate moves during the second half of the period. Accordingly, yields on one-year fixed notes rose from 2.55% at the beginning of July to 3% by late August. Toward the end of the period, we did purchase some fixed rate notes to replace positions that had matured from the Fund. This move benefited performance as yields on variable rate notes remained relatively low.


How would you characterize the portfolio's positioning at the close of the period?

By period-end, investors had grown increasingly concerned about inflationary pressures. Consequently, we opted to limit our purchase of fixed rate notes in anticipation of locking in more attractive yields in the near future. In general, the portfolio was positioned similar to its peers at period-end while maintaining a comparable weighting in shorter-term variable rate obligations. We believe this posture should enable the portfolio to mirror the rise in short-term interest rates as the Fed continues to tighten over the next few months, while also allowing us the flexibility to pursue higher yields when opportunities become available.

Overall, we believe the portfolio is well positioned to take advantage of the more attractive interest rates expected in the near term. We also will continue to closely monitor the credit quality of the portfolio's investments while attempting to offer shareholders an attractive return.


Peter J. Hayes
Vice President and Portfolio Manager

October 14, 2005



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2005 and held through September 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                          Expenses Paid
                                                       Beginning           Ending       During the Period*
                                                     Account Value     Account Value     April 1, 2005 to
                                                        April 1,       September 30,      September 30,
                                                          2005              2005               2005
Actual

CMA Tax-Exempt Fund                                      $1,000          $1,009.90            $2.77

Hypothetical (5% annual return before expenses)**

CMA Tax-Exempt Fund                                      $1,000          $1,022.31            $2.79

 * Expenses are equal to the Fund's annualized expense ratio of .55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the
   Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005


Statement of Assets and Liabilities                                                                           CMA Tax-Exempt Fund

As of September 30, 2005
Assets

       Investment in Master Tax-Exempt Trust (the "Trust"), at value
       (identified cost--$8,463,912,417)                                                                          $ 8,463,912,417
       Prepaid expenses and other assets                                                                                  514,561
                                                                                                                  ---------------
       Total assets                                                                                                 8,464,426,978
                                                                                                                  ---------------

Liabilities

       Payables:
           Administrator                                                                     $     1,687,053
           Distributor                                                                             1,501,308
           Other affiliates                                                                          304,320
                                                                                             ---------------
       Total liabilities                                                                                                3,492,681
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $ 8,460,934,297
                                                                                                                  ===============

Net Assets Consist of

       Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                       $   846,365,023
       Paid-in capital in excess of par                                                                             7,616,320,132
       Accumulated realized capital losses allocated from the Trust--net                                              (1,750,858)
                                                                                                                  ---------------
       Net Assets--Equivalent to $1.00 per share based on 8,463,650,229 shares of beneficial
       interest outstanding                                                                                       $ 8,460,934,297
                                                                                                                  ===============

       See Notes to Financial Statements.


Statement of Operations                                                                                       CMA Tax-Exempt Fund

For the Six Months Ended September 30, 2005
Investment Income

       Interest                                                                                                   $        17,143
       Net investment income allocated from the Trust:
           Interest and amortization of premium and discount earned                                                   109,367,985
           Expenses                                                                                                   (6,668,663)
                                                                                                                  ---------------
       Total income                                                                                                   102,716,465
                                                                                                                  ---------------

Expenses

       Administration fees                                                                   $    10,923,090
       Distribution fees                                                                           5,431,864
       Transfer agent fees                                                                           627,891
       Registration fees                                                                             253,736
       Printing and shareholder reports                                                               59,992
       Professional fees                                                                              31,765
       Other                                                                                          15,357
                                                                                             ---------------
       Total expenses                                                                                                  17,343,695
                                                                                                                  ---------------
       Investment income--net                                                                                          85,372,770
                                                                                                                  ---------------

Realized Loss Allocated from the Trust--Net

       Realized loss on investments--net                                                                                (407,675)
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    84,965,095
                                                                                                                  ===============

       See Notes to Financial Statements.



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005


Statements of Changes in Net Assets                                                                           CMA Tax-Exempt Fund
                                                                                               For the Six          For the
                                                                                               Months Ended        Year Ended
                                                                                              September 30,        March 31,
Increase (Decrease) in Net Assets:                                                                 2005               2005
Operations

       Investment income--net                                                               $     85,372,770     $     84,800,519
       Realized loss--net                                                                          (407,675)            (873,498)
                                                                                            ----------------     ----------------
       Net increase in net assets resulting from operations                                       84,965,095           83,927,021
                                                                                            ----------------     ----------------

Dividends to Shareholders

       Dividends to shareholders from investment income--net                                    (85,372,770)         (84,800,519)
                                                                                            ----------------     ----------------

Beneficial Interest Transactions

       Net proceeds from sale of shares                                                       19,643,676,289       35,503,093,560
       Value of shares issued to shareholders in reinvestment of dividends                        85,375,722           84,796,054
                                                                                            ----------------     ----------------
       Total shares issued                                                                    19,729,052,011       35,587,889,614
                                                                                            ----------------     ----------------
       Cost of shares redeemed                                                              (20,296,984,228)     (36,079,796,531)
                                                                                            ----------------     ----------------
       Net decrease in net assets derived from beneficial interest transactions                (567,932,217)        (491,906,917)
                                                                                            ----------------     ----------------

Net Assets

       Total decrease in net assets                                                            (568,339,892)        (492,780,415)
       Beginning of period                                                                     9,029,274,189        9,522,054,604
                                                                                            ----------------     ----------------
       End of period                                                                        $  8,460,934,297     $  9,029,274,189
                                                                                            ================     ================

       See Notes to Financial Statements.


CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005


Financial Highlights                                                                                          CMA Tax-Exempt Fund
                                                             For the Six
                                                             Months Ended
The following per share data and ratios have been derived   September 30,             For the Year Ended March 31,
from information provided in the financial statements.           2005        2005           2004       2003++++++        2002
Per Share Operating Performance

       Net asset value, beginning of period                 $      1.00  $      1.00    $      1.00    $      1.00    $      1.00
                                                            -----------  -----------    -----------    -----------    -----------
       Investment income--net                                       .01          .01            .01            .01            .02
       Realized gain (loss)--net                                 --++++       --++++         --++++         --++++           --++
                                                            -----------  -----------    -----------    -----------    -----------
       Total from investment operations                             .01          .01            .01            .01            .02
                                                            -----------  -----------    -----------    -----------    -----------
       Less dividends from investment income--net                 (.01)        (.01)          (.01)          (.01)          (.02)
                                                            -----------  -----------    -----------    -----------    -----------
       Net asset value, end of period                       $      1.00  $      1.00    $      1.00    $      1.00    $      1.00
                                                            ===========  ===========    ===========    ===========    ===========
       Total investment return                                   .99%**         .93%           .54%           .93%          1.76%
                                                            ===========  ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses                                                .55%*+++      .55%+++        .55%+++        .55%+++           .55%
                                                            ===========  ===========    ===========    ===========    ===========
       Investment income and realized gain (loss)--net           1.94%*         .91%           .55%           .93%          1.78%
                                                            ===========  ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of period (in thousands)             $ 8,460,934  $ 9,029,274    $ 9,522,055    $10,587,794    $10,545,626
                                                            ===========  ===========    ===========    ===========    ===========

         * Annualized.

        ** Aggregate total investment return.

        ++ Amount is less than $.01 per share.

      ++++ Amount is less than $(.01) per share.

    ++++++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder"
           fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

       +++ Includes the Fund's share of the Trust's allocated expenses.

           See Notes to Financial Statements.


CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Notes to Financial Statements                               CMA Tax-Exempt Fund


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2005 was 92.3%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12(b)-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with each Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual beneficial share activity, which results in uninvested net proceeds from the sales of Fund shares.



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Notes to Financial Statements (concluded)                   CMA Tax-Exempt Fund


Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Transactions in Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
On March 31, 2005, the Fund had a net capital loss carryforward of $668,930, of which $72,081 expires in 2008, $144,287 expires in 2011, $220,231 expires in 2012 and $232,331 expires in 2013. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005


Schedule of Investments                Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Alabama--1.8%

 $ 50,000    Birmingham, Alabama, Special Care Facilities,
                Financing Authority, Revenue Refunding Bonds
                (Ascension Health Credit), VRDN, Series B, 2.73%
                due 11/15/2039 (j)                                   $   50,000
   20,000    Columbia, Alabama, IDB, Revenue Bonds (Alabama
                Power Company Project), VRDN, AMT, 2.82%
                due 11/01/2021 (j)                                       20,000
   12,200    Daphne, Alabama, Special Care Facilities Financing
                Authority, Revenue Refunding Bonds (Presbyterian),
                VRDN, Series B, 2.79% due 8/15/2023 (a)(j)               12,200
    1,000    Decatur, Alabama, IDB, Environmental Facilities
                Revenue Bonds (BP Amoco Chemical Company
                Project), VRDN, AMT, 2.83% due 11/01/2035 (j)             1,000
    4,255    Eagle Tax-Exempt Trust, Birmingham, Alabama, Water
                and Sewer, VRDN, Series 2002-6009, Class A, 2.79%
                due 1/01/2043 (f)(j)                                      4,255
             Eagle Tax-Exempt Trust, Jefferson County, Alabama,
                Sewer Revenue Refunding Bonds, VRDN,
                Series 2002 (b)(j):
    7,835           Class 6015, 2.79% due 2/01/2032                       7,835
    3,000           Class 6016, 2.79% due 2/01/2038                       3,000
   32,700    Jefferson County, Alabama, Limited Obligation
                School Warrants, VRDN, Series B, 2.77%
                due 1/01/2027 (a)(j)                                     32,700
    5,000    Jefferson County, Alabama, Sewer Revenue Refunding
                Bonds, VRDN, Series C-6, 2.76% due 2/01/2040 (i)(j)       5,000
   18,000    Stevenson, Alabama, IDB, Environmental Improvement
                Revenue Bonds (Mead Corporation Project), VRDN,
                AMT, Series B, 2.79% due 4/01/2033 (j)                   18,000
    6,300    Stevenson, Alabama, IDB, Environmental Improvement
                Revenue Refunding Bonds (Mead Corporation Project),
                VRDN, AMT, Series C, 2.79% due 11/01/2033 (j)             6,300

Alaska--1.5%

   19,400    Alaska Industrial Development and Export Authority
                Revenue Bonds, ROCS, VRDN, Series II-R-320,
                2.79% due 4/01/2034 (e)(j)                               19,400
   13,495    Anchorage, Alaska, Electric Utility Revenue Bonds,
                VRDN, Series D, 2.76% due 12/01/2026 (j)                 13,495



      Face
    Amount   Municipal Bonds                                           Value

Alaska (concluded)

 $  6,245    Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552,
                2.79% due 6/01/2012 (f)(j)                           $    6,245
             Valdez, Alaska, Marine Terminal Revenue Refunding
                Bonds, VRDN (j):
   68,280           (BP Pipelines Inc. Project), Series B, 2.83%
                    due 7/01/2037                                        68,280
    6,000           (BP Pipelines Inc. Project), Series C, 2.73%
                    due 7/01/2037                                         6,000
    2,300           (ConocoPhillips Transportation Project), 3.03%
                    due 5/01/2006                                         2,300
   24,800           (Phillips Petroleum Company Project), Series C,
                    3% due 6/01/2006                                     24,800

Arizona--2.9%

   33,000    Apache County, Arizona, IDA, IDR (Tucson Electric
                Power Co.), VRDN, Series 83-A, 2.75%
                due 12/15/2018 (j)                                       33,000
    4,500    Arizona Health Facilities Authority, Revenue Refunding
                Bonds (Banner Health System), VRDN, Series B,
                2.74% due 1/01/2035 (b)(j)                                4,500
    2,990    Arizona School Facilities Board, COP, Refunding, ROCS,
                VRDN, Series II-R-7001, 2.79% due 9/01/2017 (b)(j)        2,990
   10,000    Maricopa County, Arizona, IDA, Health Facilities
                Revenue Bonds, PUTTERS, VRDN, Series 420, 2.72%
                due 1/01/2010 (j)                                        10,000
             Maricopa County, Arizona, IDA, S/F Mortgage Revenue
                Bonds, FLOATS, VRDN, AMT (j):
   28,555           Series 707, 2.83% due 12/01/2036                     28,555
   53,000           Series 1165, 2.83% due 8/01/2006                     53,000
   20,000    McAllister Academic Village, LLC, Arizona, Revenue
                Bonds (Arizona State University Project), VRDN,
                Series A, 2.76% due 7/01/2045 (a)(j)                     20,000
   32,290    Morgan Keegan Municipal Products, Inc., Arizona,
                Variable Rate Trust Receipts, AMT, Series A, 2.59%
                due 2/02/2009 (j)                                        32,290
   74,305    Phoenix, Arizona, IDA, S/F Mortgage Revenue
                Bonds, VRDN, Series A, 3.864% due 5/01/2006 (j)          74,305
   10,590    Pima County, Arizona, IDA, S/F Mortgage Revenue
                Bonds, VRDN, 3.79% due 2/04/2012 (j)                     10,590



Portfolio Abbreviations for Master Tax-Exempt Trust


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certification of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender Securities
MSTC       Municipal Securities Trust Certificates
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Arkansas--2.2%

 $  7,000    Arkansas State Development Finance Authority,
                Environmental Facilities Revenue Bonds (Teris
                LLC Project), VRDN, AMT, 2.80% due 3/01/2021 (j)     $    7,000
    7,800    Arkansas State Development Finance Authority,
                M/F Housing Revenue Bonds (Chapelridge
                Benton Project), VRDN, AMT, Series C, 2.83%
                due 6/01/2032 (j)                                         7,800
             Arkansas State Development Finance Authority, VRDN,
                S/F Mortgage Revenue Bonds (j):
   51,729           3.908% due 9/01/2006                                 51,729
   65,855           FLOATS, AMT, Series 1139, 2.83% due 2/01/2008        65,855
   40,000    North Little Rock, Arkansas, Health Facilities Board,
                Health Care Revenue Bonds (Baptist Health), VRDN,
                Series B, 2.78% due 12/01/2021 (f)(j)                    40,000
   21,730    Pulaski County, Arkansas, Lease Purpose Revenue
                Bonds, VRDN, Series A, 2.85% due 3/01/2007 (c)(j)        21,730
    7,530    Pulaski County, Arkansas, Public Facilities Board,
                M/F Housing Revenue Refunding Bonds
                (Waterford Apartments), VRDN, AMT, 2.83%
                due 7/01/2032 (j)                                         7,530

California--2.4%

   50,000    Access To Loans For Learning Student Loan
                Corporation, California, Senior Revenue Bonds
                (Student Loan Program), VRDN, AMT, Series V-A-1,
                2.83% due 7/01/2040 (a)(j)                               50,000
    5,409    California Health Facilities Financing Authority
                Revenue Bonds, FLOATS, VRDN, Series 591, 2.77%
                due 3/01/2014 (f)(j)                                      5,410
   32,250    California School Cash Reserve Program Authority,
                Pooled Revenue Bonds, Series A, 4% due 7/06/2006         32,586
             California State Economic Recovery, GO, FLOATS,
                VRDN, (j):
   11,295           956, 2.73% due 7/01/2012 (f)                         11,295
   17,500           Series L27, 2.79% due 7/01/2017                      17,500
    9,730    California State, GO, MERLOTS, VRDN, Series B-45,
                2.76% due 10/01/2029 (j)                                  9,730
   25,000    California Statewide Communities Development
                Authority, COP, Refunding, FLOATS, VRDN,
                Series 909, 2.73% due 8/15/2023 (f)(j)                   25,000
   30,000    Los Angeles, California, Community Redevelopment
                Agency, M/F Housing Revenue Bonds (Wilshire
                Station Apartments Project), VRDN, AMT, Series A,
                2.71% due 10/15/2038 (j)                                 30,000
   37,300    Los Angeles, California, S/F Home Mortgage Revenue
                Bonds, VRDN, 3.70% due 10/01/2005 (j)                    37,300

Colorado--1.5%

    7,780    Adams County, Colorado, School District
                Number 012, GO, ROCS, VRDN, Series II-R-1045,
                2.79% due 12/15/2022 (e)(j)                               7,780
    3,220    Colorado Department of Transportation Revenue
                Bonds, ROCS, VRDN, Series II-R-4046, 2.79%
                due 12/15/2016 (a)(j)                                     3,220
   10,110    Colorado Department of Transportation, Revenue
                Refunding Bonds, PUTTERS, VRDN, Series 318,
                2.79% due 6/15/2015 (f)(j)                               10,110
   12,000    Colorado Educational and Cultural Facilities Authority
                Revenue Bonds (National Jewish Federation
                Bond Program Project), VRDN, Series A-6, 2.72%
                due 2/01/2025 (j)                                        12,000
    3,960    Colorado Health Facilities Authority, Revenue Refunding
                Bonds (Catholic Health Initiatives), VRDN, Series B-1,
                2.78% due 3/01/2023 (j)                                   3,960



      Face
    Amount   Municipal Bonds                                           Value

Colorado (concluded)

 $  7,000    Colorado School Mines Development Corporation,
                Revenue Refunding Bonds, VRDN, 2.91%
                due 9/01/2026 (j)                                    $    7,000
             Denver, Colorado, City and County Airport Revenue
                Bonds, VRDN, AMT (j):
    9,625           Series F, 2.80% due 11/15/2025                        9,625
    4,575           Series G, 2.80% due 11/15/2025                        4,575
             Denver, Colorado, City and County Airport Revenue
                Refunding Bonds, AMT, VRDN (j):
    5,880           MERLOTS, Series  A61, 2.82% due 11/15/2012 (b)        5,880
   19,000           Series C, 2.80% due 11/15/2025                       19,000
   10,242    Denver, Colorado, City and County S/F Mortgage
                Revenue Refunding Bonds, VRDN, AMT, Series A,
                3.776% due 10/25/2005 (j)                                10,242
    4,939    E-470 Public Highway Authority, Colorado, Revenue
                Bonds, TOCS, VRDN, Series Z-7, 2.57%
                due 10/27/2028 (f)(j)                                     4,939
    2,690    E-470 Public Highway Authority, Colorado, Revenue
                Refunding Bonds, FLOATS, VRDN, Series 997, 2.83%
                due 3/01/2036 (f)(j)                                      2,690
    3,623    El Paso County, Colorado, S/F Mortgage Revenue
                Bonds, FLOATS, VRDN, AMT, Series 1136, 2.83%
                due 11/01/2008 (j)                                        3,623
    3,700    Moffat County, Colorado, PCR, Refunding (PacifiCorp
                Projects), VRDN, 2.76% due 5/01/2013 (a)(j)               3,700
             Pitkin County, Colorado, IDR, Refunding (Aspen Skiing
                Company Project), VRDN (j):
    7,900           AMT, Series B, 2.77% due 4/01/2014                    7,900
    7,000           Series A, 2.72% due 4/01/2016                         7,000
   18,200    Platte River Power Authority, Colorado, Electric
                Revenue Refunding Bonds, VRDN, Sub-Lien,
                Series S-1, 2.75% due 6/01/2018 (j)                      18,200

Connecticut--0.7%

   13,400    Connecticut State Health and Educational Facilities
                Authority, Revenue Refunding Bonds (Ascension
                Health Credit), CP, Series B, 2.72% due 11/15/2029       13,400
   22,000    Connecticut State, Special Tax Obligation Revenue
                Bonds (Transportation Infrastructure), VRDN, Second
                Lien, Series 1, 2.75% due 12/01/2010 (e)(j)              22,000
   19,800    Eagle Tax-Exempt Trust, Connecticut, GO, VRDN,
                Series 96-0701, 2.79% due 11/15/2007 (j)                 19,800
    9,000    Meriden, Connecticut, GO, BAN, 4% due 8/04/2006              9,079

Delaware--0.3%

   24,200    Delaware State, EDA, Revenue Bonds (Hospital
                Billing and Collection), VRDN, Series C, 2.76%
                due 12/01/2015 (a)(j)                                    24,200
    2,155    Delaware State Housing Authority Revenue Bonds,
                ROCS, VRDN, AMT, Series II-R-359, 2.83%
                due 7/01/2035 (e)(j)                                      2,155
    3,600    University of Delaware, Revenue Refunding Bonds,
                VRDN, 2.75% due 11/01/2035 (j)                            3,600

District of Columbia--1.3%

             District of Columbia, GO, Refunding, VRDN (j):
   17,350           MSTR, Series SGA-62, 2.75% due 6/01/2017 (a)         17,350
   13,040           Series C, 2.77% due 6/01/2026 (b)                    13,040
   67,120    District of Columbia, HFA, S/F Mortgage Revenue
                Bonds, VRDN, AMT, 3.47% due 12/23/2005 (j)               67,120
   17,660    District of Columbia, Hospital Revenue Bonds,
                FLOATS, VRDN, Series 712, 2.83% due 7/15/2019 (j)        17,660



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Florida--3.2%

 $ 13,885    Broward County, Florida, Professional Sports Facilities,
                Tax Revenue Bonds, MSTR, VRDN, Series SGA-38,
                2.80% due 9/01/2021 (f)(j)                           $   13,885
   22,715    Capital Trust Agency, Florida, M/F Housing Revenue
                Bonds, VRDN, Series 1999-B, 2.91%
                due 12/01/2032 (j)                                       22,715
   15,500    Eagle Tax-Exempt Trust, Florida State Board of
                Education, GO, VRDN, Series 2005-0057,
                Class A, 2.79% due 6/01/2035 (j)                         15,500
    6,500    Florida Housing Finance Corporation, Housing
                Revenue Bonds (Tuscany Lakes), VRDN, AMT,
                Series 1, 2.83% due 11/15/2035 (d)(j)                     6,500
    8,000    Florida State Board of Education, GO, MSTR, VRDN,
                Series SGA-139, 2.80% due 6/01/2032 (f)(j)                8,000
             Florida State Board of Education, Lottery Revenue
                Bonds, VRDN (j):
    6,220           FLOATS, Series 858, 2.78% due 1/01/2017 (f)           6,220
    2,850           ROCS, Series II-R-4521, 2.79% due 7/01/2020 (b)       2,850
   11,678    Florida State Department of Environmental Protection,
                Preservation Revenue Bonds, FLOATS, VRDN,
                Series 722, 2.78% due 7/01/2022 (b)(j)                   11,678
    6,000    Highlands County, Florida, Health Facilities Authority,
                Hospital Revenue Refunding Bonds (Adventist Health
                System), VRDN, Series C, 2.77% due 11/15/2021 (j)         6,000
    3,975    Hillsborough County, Florida, Aviation Authority Revenue
                Refunding Bonds, MERLOTS, VRDN, AMT, Series A18,
                2.82% due 10/01/2013 (f)(j)                               3,975
    2,873    Hillsborough County, Florida, Port District Revenue
                Refunding Bonds, FLOATS, VRDN, AMT, Series 1019,
                2.82% due 6/01/2018 (f)(j)                                2,873
             Jacksonville Electric Authority, Florida, Water and Sewer
                System Revenue Refunding Bonds, VRDN (j):
    2,690           PUTTERS, Series 408, 2.79% due 10/01/2011 (b)         2,690
   16,965           Series B, 2.73% due 10/01/2036 (i)                   16,965
   12,400    Jacksonville, Florida, Electric Authority Revenue
                Bonds (Electric System), VRDN, Series B, 2.72%
                due 10/01/2030 (j)                                       12,400
    4,595    Jacksonville, Florida, Sales Tax Revenue Bonds,
                MERLOTS, VRDN, Series B26, 2.77%
                due 10/01/2027 (f)(j)                                     4,595
   32,100    Martin County, Florida, PCR, Refunding
                (Florida Power & Light Company Project),
                VRDN, 2.82% due 7/15/2022 (j)                            32,100
    5,870    Miami-Dade County, Florida, GO, ROCS, VRDN,
                Series II-R-387, 2.79% due 7/01/2028 (b)(j)               5,870
    6,000    Miami-Dade County, Florida, Special Obligation
                Revenue Bonds, TOCS, VRDN, Series Z-9, 2.83%
                due 4/17/2015 (f)(j)                                      6,000
             Orange County, Florida, Health Facilities Authority
                Revenue Bonds, FLOATS, VRDN (j):
   32,995           Series 532, 2.79% due 11/15/2015 (a)                 32,995
   19,295           Series 830, 2.78% due 11/15/2022 (e)                 19,295
   38,120    Orlando-Orange County Expressway Authority,
                Florida, Expressway Revenue Bonds, VRDN,
                Sub-Series B-1, 2.73% due 7/01/2040 (a)(j)               38,120
   10,000    Palm Beach County, Florida, Health Facilities
                Authority, CP, 2.73% due 11/08/2005                      10,000
    2,080    Palm Beach County, Florida, School Board, COP, ROCS,
                VRDN, Series II-R-2105, 2.79% due 8/01/2015 (b)(j)        2,080



      Face
    Amount   Municipal Bonds                                           Value

Florida (concluded)

 $  1,890    Reedy Creek, Florida, Improvement District,
                Florida Utilities Revenue Bonds, ROCS, VRDN,
                Series II-R-4027, 2.79% due 10/01/2023 (f)(j)        $    1,890
             Volusia County, Florida, School Board, COP,
                VRDN (f)(j):
    2,140           PUTTERS, Series 970, 2.79% due 2/01/2013              2,140
    5,515           ROCS, Series II-R-2212, 2.79% due 8/01/2023           5,515

Georgia--3.7%

    4,400    Albany-Dougherty County, Georgia, Hospital
                Authority, Revenue Refunding Bonds, FLOATS,
                VRDN, Series L3J, 2.82% due 9/01/2020 (a)(j)              4,400
   16,300    Appling County, Georgia, Development Authority,
                PCR (Georgia Power Plant Hatch), VRDN, Second
                Series, 2.83% due 12/01/2018 (j)                         16,300
   10,000    Atlanta, Georgia, Airport Revenue Bonds, CP, 2.70%
                due 11/07/2005                                           10,000
             Atlanta, Georgia, Airport Revenue Refunding Bonds,
                VRDN (f)(j):
   26,710           Series B-2, 2.75% due 1/01/2030                      26,710
   23,510           Series C-2, 2.75% due 1/01/2030                      23,510
    4,000    Atlanta, Georgia, Urban Residential Finance Authority,
                M/F Housing Revenue Bonds (Lindbergh City
                Center Apartment Project), AMT, VRDN, 2.82%
                due 11/01/2044 (j)                                        4,000
             Atlanta, Georgia, Water and Wastewater Revenue
                Bonds, VRDN (j):
    3,000           MSTR, SGA-145, 2.81% due 11/01/2033 (f)               3,000
    4,250           ROCS, Series II-R-324, 2.79% due 11/01/2043 (e)       4,250
   19,960    Atlanta, Georgia, Water and Wastewater Revenue
                Refunding Bonds, VRDN, Series B, 2.78%
                due 11/01/2038 (e)(j)                                    19,960
    8,000    Augusta, Georgia, Water and Sewer Revenue
                Refunding Bonds, MSTR, VRDN, Series SGS-140,
                2.81% due 10/01/2032 (e)(j)                               8,000
    5,085    Burke County, Georgia, Development Authority, PCR,
                Refunding (Oglethorpe Power Corporation-Vogtle),
                VRDN, 2.74% due 1/01/2022 (a)(j)                          5,085
             Clayton County, Georgia, Development Authority,
                Special Facilities Revenue Bonds (Delta Air Lines
                Project), VRDN (j):
   10,545           AMT, Series B, 2.87% due 5/01/2035                   10,545
    6,500           AMT, Series C, 2.87% due 5/01/2035                    6,500
   10,135           Series A, 2.82% due 6/01/2029                        10,135
   38,500    Cobb County, Georgia, GO, TAN, 3.50%
                due 12/30/2005                                           38,602
             Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and
                Wastewater Revenue Bonds, VRDN (e)(j):
    9,100           Series 2005-0009, Class A, 2.79%
                    due 11/01/2043                                        9,100
    4,475           Series A, 2.79% due 11/01/2028                        4,475
   10,585    Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01,
                Class 1001, 2.79% due 11/01/2017 (j)                     10,585
    6,815    Georgia Municipal Electric Authority, Power Revenue
                Bonds (MACON Trust), VRDN, Series E, 2.83%
                due 1/01/2017 (j)                                         6,815
   15,995    Georgia, Revenue Bonds, VRDN, MSTC, AMT,
                Series 2002-186, Class A, 2.81%
                due 2/25/2021 (f)(j)                                     15,995
    2,590    Gwinnett County, Georgia, Development Authority,
                COP, ROCS, VRDN, Series II-R-6009, 2.79%
                due 1/01/2021 (f)(j)                                      2,590



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Georgia (concluded)

 $ 68,500    Gwinnett County, Georgia, School District, GO,
                Construction Sales Tax Notes, TAN, 3.25%
                due 12/30/2005                                       $   68,684
   13,000    Macon-Bibb County, Georgia, Urban Development
                Authority Revenue Bonds, (Bibb County Law
                Enforcement Center Project), VRDN, 2.35%
                due 7/01/2025 (j)                                        13,000
   11,000    Monroe County, Georgia, Development Authority,
                PCR (Georgia Power Company-Scherer), VRDN,
                Second Series 95, 2.83% due 5/05/2006                    11,000

Hawaii--0.2%

    7,930    Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001,
                Class 1101, 2.79% due 7/01/2011 (e)(j)                    7,930
    7,500    Hawaii Pacific Health, Special Purpose Revenue
                Refunding Bonds (Wilcox Memorial Hospital),
                VRDN, Series B-2, 2.88% due 7/01/2033 (h)(j)              7,500
    5,700    Hawaii State, Revenue Bonds, GO, Refunding, ROCS,
                VRDN, Series II-R-417, 2.79% due 7/01/2010 (a)(j)         5,700
    1,995    Hawaii State, Revenue Bonds, ROCS, VRDN,
                Series II-R-6504, 2.79% due 10/01/2024 (f)(j)             1,995

Idaho--0.2%

   15,000    Idaho State, GO, TAN, 4% due 6/30/2006                      15,149

Illinois--8.3%

   14,285    ABN Amro Munitops Certificates Trust, Chicago,
                Illinois, GO, VRDN, Series 2001-31, 2.78%
                due 1/01/2009 (b)(j)                                     14,285
   30,333    Aurora (Kane, DuPage and Will Counties) and
                Springfield (Sangamon County), Illinois, S/F
                Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                Series 1021, 2.83% due 3/01/2006 (j)                     30,333
             Aurora, Illinois, S/F Mortgage Revenue Bonds,
                FLOATS, VRDN, AMT (j):
   45,400           Series 1152, 2.83% due 6/01/2040                     45,400
   15,395           Series 1154, 2.83% due 6/01/2040                     15,395
    4,760    Boone, McHenry & Dekalb Counties, Illinois,
                Community Unit School District Number 100,
                GO, FLOATS, VRDN, Series 1138, 2.82%
                due 12/01/2020 (f)(j)                                     4,760
             Chicago, Illinois, Board of Education, GO, VRDN (j):
    5,500           Refunding, PUTTERS, Series 942, 2.79%
                    due 12/01/2012 (f)                                    5,500
    6,120           Series 2005-237, Class A, MSTC, 2.95%
                    due 1/04/2024 (k)                                     6,120
   30,305           Series C-1, 2.73% due 3/01/2031 (e)                  30,305
    6,000           TOCS, Series Z-8, 2.51% due 10/28/2025 (b)            6,000
             Chicago, Illinois, GO, VRDN (j):
    8,110           Refunding, PUTTERS, Series 737, 2.79%
                    due 1/01/2013 (e)                                     8,110
   11,080           Series B, 2.78% due 1/01/2012                        11,080
    3,050           TOCS, Series Z-10, 2.83% due 6/29/2029 (b)            3,050
   17,250    Chicago, Illinois, Metropolitan Water Reclamation
                District, Greater Chicago Area, GO, Refunding,
                VRDN, Series A, 2.75% due 12/01/2031 (j)                 17,250
             Chicago, Illinois, Midway Airport Revenue Bonds,
                Second Lien, VRDN, AMT (f)(j):
   10,600           Series A, 2.78% due 1/01/2029                        10,600
   29,600           Series B, 2.78% due 1/01/2029                        29,600
    5,785    Chicago, Illinois, Motor Fuel Tax Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-2021,
                2.79% due 1/01/2020 (a)(j)                                5,785



      Face
    Amount   Municipal Bonds                                           Value

Illinois (continued)

             Chicago, Illinois, O'Hare International Airport
                Revenue Bonds, ROCS, VRDN, AMT (j):
 $ 29,950           Series 2001-151, Class A, MSTC, 2.95%
                    due 1/04/2024 (k)                                $   29,950
    2,700           Series II-R-239, 2.83% due 1/01/2022 (e)              2,700
    5,995           Series II-R-250, 2.83% due 1/01/2034 (g)              5,995
   26,045    Chicago, Illinois, O'Hare International Airport,
                Revenue Refunding Bonds, VRDN, AMT, MSTC,
                Series 2000-93, Class A, 2.77%
                due 10/04/2012 (a)(j)                                    26,045
   14,300    Chicago, Illinois, O'Hare International Airport,
                Special Facilities Revenue Bonds (Compagnie
                Nationale-Air France), VRDN, AMT, 2.80%
                due 5/01/2018 (j)                                        14,300
    6,755    Chicago, Illinois, Park District, GO, Refunding, ROCS,
                VRDN, Series II-R-4002, 2.79% due 1/01/2023 (b)(j)        6,755
    3,375    Cook County, Illinois, GO, Refunding, ROCS, VRDN,
                Series II-R-2063, 2.79% due 11/15/2021 (f)(j)             3,375
             Cook County, Illinois, GO, MSTC, Refunding,
                VRDN, Class A (b)(j):
   29,085           Series 2001-145, 2.81% due 11/15/2029                29,085
   33,895           Series 2002-191, Class A, 2.81% due 3/18/2019        33,895
   11,000    Eagle Tax-Exempt Trust, Chicago Board of Education,
                VRDN, Series 01, Class 1309, 2.79%
                due 12/01/2026 (j)                                       11,000
    9,900    Eagle Tax-Exempt Trust, Chicago, Illinois, GO,
                VRDN, Series 98, Class 1301, 2.79%
                due 1/01/2017 (j)                                         9,900
   30,000    Eagle Tax-Exempt Trust, Cook County, Illinois,
                VRDN, Series 02, Class 1303, 2.79%
                due 11/15/2025 (a)(j)                                    30,000
   14,355    Eagle Tax-Exempt Trust, Illinois Metropolitan
                Expo Center, VRDN, Series 98, Class 1306,
                2.79% due 6/15/2029 (j)                                  14,355
             Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (j):
   11,000           Series 01, Class 1307, 2.79% due 11/01/2022          11,000
   11,100           Series 02, Class 1302, 2.79% due 2/01/2027           11,100
    3,000    Eagle Tax-Exempt Trust, Metropolitan Pier and
                Exposition Authority, Illinois, Dedicated State
                Tax Revenue Bonds, VRDN, Series 2004-0030,
                Class A, 2.79% due 6/15/2042 (f)(j)                       3,000
    3,400    Eagle Tax-Exempt Trust, Metropolitan Pier and
                Exposition Authority, Illinois, Hospitality Facilities
                Revenue Bonds, Class 49, VRDN, Series A, 2.79%
                due 7/01/2026 (j)                                         3,400
    5,000    Eagle Tax-Exempt Trust, Metropolitan Pier and
                Exposition Authority, Illinois, VRDN, Series
                2002-6001, Class A, 2.79% due 12/15/2028 (f)(j)           5,000
    2,000    Eagle Tax-Exempt Trust, Regional Transportation
                Authority, Illinois, Revenue Bonds, VRDN,
                Series 2005-0003, Class A, 2.79%
                due 6/01/2034 (e)(j)                                      2,000
    5,000    Illinois Development Finance Authority, Water Facilities
                Revenue Refunding Bonds (Illinois American Water
                Company), VRDN, AMT, 2.83% due 3/01/2032 (f)(j)           5,000
             Illinois Educational Facilities Authority Revenue Bonds,
                VRDN (j):
    8,450           (The Art Institute of Chicago), 2.78%
                    due 3/01/2027                                         8,450
    4,700           (Chicago Historical Society), 2.78% due 12/01/2025    4,700



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Illinois (concluded)

             Illinois HDA, M/F Housing Revenue Bonds (Danbury
                Court Apartments), VRDN, AMT (j):
 $  6,265           Series A, 2.82% due 5/01/2037                    $    6,265
      450           Series B, 2.92% due 5/01/2037                           450
   45,000    Illinois Health Facilities Authority, CP, 2.83%
                due 1/12/2006                                            45,000
   10,000    Illinois Health Facilities Authority Revenue Bonds,
                Revolving Fund, Pooled, VRDN, Series B, 2.77%
                due 8/01/2020 (j)                                        10,000
    5,910    Illinois Health Facilities Authority, Revenue Refunding
                Bonds (University of Chicago Hospitals), VRDN,
                2.72% due 8/01/2026 (f)(j)                                5,910
    2,940    Illinois State Dedicated Tax (Macon Trust), VRDN,
                Series N, 2.85% due 12/15/2020 (a)(j)                     2,940
   12,500    Illinois State Finance Authority, Revenue Refunding
                Bonds (Central DuPage Health System), VRDN,
                Series B, 2.77% due 11/01/2038 (j)                       12,500
    8,980    Illinois State, GO, MERLOTS, VRDN, Series B04, 2.77%
                due 12/01/2024 (e)(j)                                     8,980
             Illinois State, GO, Refunding, VRDN (f)(j):
   16,495           FLOATS, Series 743D, 2.78% due 8/01/2015 (i)         16,495
    5,855           MERLOTS, Series A49, 2.77% due 8/01/2013              5,855
   16,605    Illinois Student Assistance Commission, Student
                Loan Revenue Bonds, VRDN, AMT, Series A-I, 2.79%
                due 9/01/2034 (f)(j)                                     16,605
             Metropolitan Pier and Exposition Authority, Illinois,
                Dedicated State Tax Revenue Bonds, VRDN (f)(j):
    1,400           FLOATS, Series 962, 2.83% due 12/15/2034              1,400
    4,600           ROCS, Series II-R-271, 2.88% due 12/15/2032           4,600
      670           ROCS, Series II-R-310, 2.88% due 12/15/2033             670
    4,295           TOCS, Series Z-1, 2.83% due 12/15/2026                4,295
   31,615    Metropolitan Pier and Exposition Authority, Illinois,
                Revenue Refunding Bonds, VRDN, MSTC,
                Series 2001-157, Class A, 2.81%
                due 10/05/2017 (b)(j)                                    31,615
             Regional Transportation Authority, Illinois, GO,
                MERLOTS, VRDN (j):
   19,840           Series A24, 2.77% due 7/01/2032 (f)                  19,840
    4,925           Series A41, 2.77% due 6/01/2017 (b)                   4,925
   32,940    Regional Transportation Authority, Illinois, Revenue
                Refunding Bonds, FLOATS, VRDN, Series 818-D,
                2.78% due 7/01/2033 (b)(j)                               32,940
    8,300    Will County, Illinois, Exempt Facilities Revenue
                Bonds (Amoco Chemical Company Project), VRDN,
                AMT, 2.83% due 3/01/2028 (j)                              8,300
   10,000    Will County, Illinois, M/F Housing Redevelopment,
                Revenue Refunding Bonds (Woodlands Crest Hill),
                VRDN, AMT, 3.01% due 2/15/2031 (d)(j)                    10,000

Indiana--6.2%

   10,000    ABN Amro Munitops Certificates Trust, South Bend,
                Indiana, Community School District, VRDN,
                Series 1998-5, 2.78% due 4/05/2006 (e)(j)                10,000
    7,335    Benton, Indiana, School Improvement Building
                Corporation, Revenue Bonds, PUTTERS, VRDN,
                Series 903, 2.79% due 1/15/2013 (f)(j)                    7,335
    5,390    Carmel, Indiana, School Building Corporation
                Revenue Bonds, ROCS, VRDN, Series II-R-2065,
                2.79% due 7/15/2020 (f)(j)                                5,390



      Face
    Amount   Municipal Bonds                                           Value

Indiana (continued)

 $ 13,000    Goshen, Indiana, EDR, Refunding (Goshen College
                Project), VRDN, 2.78% due 10/01/2037 (j)              $  13,000
   13,000    Hammond, Indiana, Sewer and Solid Waste Disposal,
                Revenue Refunding Bonds (Cargill Inc. Project),
                VRDN, AMT, 2.82% due 12/01/2024 (j)                      13,000
   50,000    Indiana Bond Bank, Advance Funding Program Notes,
                Series A, 3.25% due 1/26/2006                            50,150
             Indiana Health Facilities Financing Authority, Hospital
                Revenue Bonds, VRDN (j):
   79,100           (Clarian Health Obligation Group), Series C, 2.75%
                    due 3/01/2030                                        79,100
   37,100           (Clarian Health Partners), Series H, 2.75%
                    due 3/01/2033                                        37,100
   15,000           (Community Hospitals Project), Series A, 2.78%
                    due 7/01/2027                                        15,000
             Indiana Health Facilities Financing Authority, Hospital
                Revenue Refunding Bonds (Clarian Health Partners),
                VRDN (j):
   51,800           Series B, 2.75% due 2/15/2026                        51,800
   50,800           Series C, 2.75% due 2/15/2026                        50,800
      350    Indiana Health Facilities Financing Authority Revenue
                Bonds (Capital Access Designated Pool), VRDN,
                2.74% due 1/01/2012 (j)                                     350
             Indiana Health Facilities Financing Authority, Revenue
                Refunding Bonds (Ascension Health Credit Group),
                VRDN (j):
   14,500           Series A-2, 2.72% due 6/01/2006                      14,500
    7,000           Series A-4, 2.50% due 3/01/2006                       6,998
   15,800           Series B, 2.73% due 11/15/2039 (a)                   15,800
   40,250    Indiana State Development Finance Authority,
                Environmental Revenue Bonds (PSI Energy Inc.
                Projects), VRDN, AMT, Series A, 2.90%
                due 12/01/2038 (j)                                       40,250
   18,500    Indiana State, HFA, S/F Mortgage Revenue Bonds,
                VRDN, AMT, Series D-2, 2.30% due 12/15/2005 (j)          18,500
    5,305    Indiana State Office Building Commission, Facilities
                Revenue Bonds, ROCS, VRDN, Series II-R-4534,
                2.79% due 7/01/2020 (j)                                   5,305
    2,000    Indiana Transportation Finance Authority, Highway
                Revenue Refunding Bonds, FLOATS, VRDN,
                Series 942D, 2.78% due 12/01/2022 (b)(j)                  2,000
   34,995    Indianapolis, Indiana, Local Tax-Exempt, GO, VRDN,
                MSTC, Series 2002-192, Class A, 2.81%
                due 6/18/2014 (f)(j)                                     34,995
   11,815    New Albany-Floyd County, Indiana, Independent
                School Building Corporation, Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 879, 2.79%
                due 6/01/2013 (e)(j)                                     11,815
    7,700    Whiting, Indiana, Environmental Facilities Revenue
                Bonds (BP Products North America Project), VRDN,
                AMT, 2.83% due 7/01/2035 (j)                              7,700
             Whiting, Indiana, Environmental Facilities Revenue
                Refunding Bonds, VRDN, AMT (j):
    2,400           (Amoco Oil Company Project), 2.83%
                    due 1/01/2026                                         2,400
    1,000           (Amoco Oil Company Project), 2.83%
                    due 7/01/2031                                         1,000
    6,800           (BP Products of North America), 2.83%
                    due 1/01/2038                                         6,800
   39,095           (BP Products Project), Series C, 2.83%
                    due 7/01/2034                                        39,095



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Indiana (concluded)

 $ 25,600    Whiting, Indiana, Industrial Sewer and Solid Waste
                Disposal Revenue Refunding Bonds (Amoco Oil
                Company Project), VRDN, AMT, 2.83%
                due 1/01/2026 (j)                                    $   25,600

Iowa--0.3%

   20,000    Iowa Finance Authority, Health Care Facilities,
                Revenue Refunding Bonds (Iowa Health System),
                VRDN, Series B-3, 2.75% due 2/15/2035 (a)(j)             20,000
    1,250    Iowa Higher Education Loan Authority, Revenue
                Bonds (University of Dubuque), RAN, Series C,
                4.75% due 5/24/2006                                       1,258
   10,000    Louisa County, Iowa, PCR, Refunding (Iowa-Illinois
                Gas and Electric), VRDN, Series A, 2.80%
                due 9/01/2016 (j)                                        10,000

Kansas--0.1%

    3,985    Kansas State Department of Transportation,
                Highway Revenue Bonds, ROCS, VRDN,
                Series II-R-6020, 2.79% due 3/01/2019 (e)(j)              3,985
    2,775    Reno and Labette Counties, Kansas, S/F Mortgage
                Revenue Bonds, FLOATS, VRDN, Series 915,
                2.83% due 12/01/2015 (j)                                  2,775

Kentucky--3.4%

    2,500    Boyd County, Kentucky, Sewer and Solid Waste
                Revenue Bonds (Air Products and Chemicals Project),
                VRDN, AMT, 2.84% due 6/01/2021 (j)                        2,500
   11,898    Breckinridge County, Kentucky, Lease Program Revenue
                Bonds (Kentucky Association of Counties Leasing
                Trust), VRDN, Series A, 2.72% due 2/01/2032 (j)          11,898
   20,930    Carroll County, Kentucky, Solid Waste, CP, 2.77%
                due 11/14/2005                                           20,930
             Daviess County, Kentucky, Solid Waste Disposal Facility
                Revenue Bonds (Scott Paper Company Project),
                VRDN, AMT (j):
   44,100           Series A, 2.79% due 12/01/2023                       44,100
   26,200           Series B, 2.79% due 12/01/2023                       26,200
    3,375    Eagle Tax-Exempt Trust, Kentucky State Property and
                Buildings Commission, Revenue Refunding Bonds,
                VRDN, Series 2004-0002, Class A, 2.79%
                due 10/01/2018 (e)(j)                                     3,375
             Jefferson County, Kentucky, CP:
   12,500           2.75% due 11/01/2005                                 12,500
   12,500           2.80% due 11/01/2005                                 12,500
   12,500           2.85% due 12/01/2005                                 12,500
    2,200    Kenton County, Kentucky, Airport Board, Special
                Facilities Revenue Refunding Bonds, VRDN, Series B,
                2.82% due 10/01/2030 (j)                                  2,200
   55,000    Kentucky Asset/Liability Commission, General Fund
                Revenue Bonds, TRAN, Series A, 4% due 6/28/2006          55,529
    6,840    Kentucky State Property and Buildings Commission,
                Revenue Refunding Bonds, FLOATS, VRDN, Series 739,
                2.79% due 2/01/2018 (f)(j)                                6,840
   36,475    Kentucky State Turnpike Authority, Resource Recovery
                Road Revenue Bonds, FLOATS, VRDN, Series 488,
                2.78% due 7/01/2007 (e)(j)                               36,475
    4,395    Louisville and Jefferson Counties, Kentucky, Metropolitan
                Sewer District, Sewer and Drain System Revenue
                Bonds, ROCS, VRDN, Series II-R-304, 2.79%
                due 5/15/2037 (b)(j)                                      4,395



      Face
    Amount   Municipal Bonds                                           Value

Kentucky (concluded)

 $ 48,285    Louisville and Jefferson Counties, Kentucky,
                Metropolitan Sewer District, Sewer and Drain
                System Revenue Refunding Bonds, VRDN, Series B,
                2.75% due 5/15/2023 (e)(j)                           $   48,285
   14,980    Shelby County, Kentucky, Lease Revenue Bonds,
                VRDN, Series A, 2.72% due 9/01/2034 (j)                  14,980

Louisiana--2.8%

   17,700    Ascension Parish, Louisiana, Revenue Bonds
                (BASF Corporation Project), VRDN, AMT, 2.89%
                due 3/01/2025 (j)                                        17,700
    2,275    East Baton Rouge, Louisiana, Mortgage Finance
                Authority, S/F Mortgage Revenue Bonds, VRDN,
                Series B, 3.864% due 12/01/2005 (j)                       2,275
    4,995    East Baton Rouge, Louisiana, Mortgage Finance
                Authority, S/F Revenue Bonds, FLOATS, VRDN, AMT,
                Series 996, 2.85% due 6/02/2008 (j)                       4,995
   29,278    Jefferson Parish, Louisiana, Home Mortgage Authority,
                S/F Mortgage Revenue Bonds, VRDN, AMT, Series B,
                3.73% due 8/25/2036 (j)                                  29,278
             Jefferson Parish, Louisiana, Hospital Service District
                Number 001, Hospital Revenue Bonds, VRDN (j):
   10,000           PUTTERS, Series 522, 2.81% due 12/01/2008            10,000
   25,000           (West Jefferson Medical Center), Series B, 2.78%
                    due 1/01/2028 (e)                                    25,000
             Louisiana HFA, Mortgage Revenue Refunding Bonds,
                FLOATS, VRDN, AMT (j):
    9,460           Series 1066, 2.85% due 3/01/2036                      9,460
   45,460           Series 1069, 2.85% due 12/01/2047 (f)                45,460
    4,428    Louisiana HFA, S/F Mortgage Revenue Refunding
                Bonds, VRDN, AMT, 3.891% due 4/28/2006 (j)                4,428
    6,000    Louisiana Local Government, Environmental Facilities,
                Community Development Authority Revenue Bonds
                (Honeywell International Inc. Project), VRDN, AMT,
                2.95% due 12/01/2037 (j)                                  6,000
             Louisiana Public Facilities Authority, Advanced Funding
                Revenue Bonds:
    4,965           Series A, 4.50% due 10/19/2006                        5,040
    3,475           Series D, 4.50% due 10/19/2006                        3,527
      300           Series E, 4.50% due 10/19/2006                          304
             Louisiana Public Facilities Authority Revenue
                Bonds, VRDN (j):
    2,850           (Air Products and Chemicals Project), AMT, 2.84%
                    due 12/01/2039                                        2,850
   13,210           (Equipment and Capital Facilities Loan Program),
                    Series C, 3.25% due 7/01/2024                        13,210
    4,195    Louisiana State GO, Refunding, ROCS, VRDN,
                Series II-R-1069, 2.79% due 8/01/2017 (f)(j)              4,195
             New Orleans, Louisiana, Ernest N. Morial Exhibit Hall
                Authority, Special Tax, VRDN (a)(j):
    5,095           MERLOTS, Series A46, 2.77% due 7/15/2028              5,095
    8,115           ROCS, Series II-R-4038, 2.79% due 7/15/2023           8,115
   11,500    New Orleans, Louisiana, Finance Authority, S/F Mortgage
                Revenue Bonds, FLOATERS, VRDN, Series 990, 2.85%
                due 6/02/2008 (j)                                        11,500
             New Orleans, Louisiana, Finance Authority, S/F Mortgage
                Revenue Refunding Bonds, VRDN (j):
    3,000           FLOATS, Series 1137, 2.90% due 12/01/2044             3,000
   21,557           Series C, 3.90% due 6/01/2042                        21,557



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Louisiana (concluded)

             Saint Charles Parish, Louisiana, PCR, VRDN, AMT (j):
 $  7,700           (Shell Oil Company--Norco Project), 2.78%
                    due 11/01/2021                                   $    7,700
   12,250           (Shell Oil Company Project), Series A, 2.82%
                    due 10/01/2022                                       12,250
    4,400    South Louisiana Port Commission, Port Revenue
                Refunding Bonds (Occidental Petroleum), VRDN,
                2.78% due 7/01/2018 (j)                                   4,400

Maine--0.1%

    7,270    Maine Governmental Facilities Authority, Lease Rental
                Revenue Refunding Bonds, ROCS, VRDN,
                Series II-R-5027, 2.79% due 10/01/2013 (e)(j)             7,270

Maryland--1.0%

   35,700    Baltimore, Maryland, Port Facilities Revenue Bonds
                (Occidental Petroleum), FLOATS, VRDN, 2.60%
                due 10/14/2011 (j)                                       35,700
   38,305    Maryland State Health and Higher Educational Facilities
                Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                Series 867, 2.78% due 7/01/2019 (b)(j)                   38,305
   48,855    Metropolitan Washington Airports Authority, D.C.,
                Airport System Revenue Refunding Bonds, MERLOTS,
                VRDN, AMT, Series C35, 1.73% due 10/01/2014 (f)(j)       48,855
    9,225    Metropolitan Washington Airports Authority, D.C.,
                System Revenue Bonds, ROCS, VRDN, Series II-R-195,
                2.83% due 10/01/2032 (b)(j)                               9,225
   14,000    Montgomery County, Maryland, EDR (Riderwood
                Village Inc. Project), Refunding, VRDN, 2.77%
                due 3/01/2034 (j)                                        14,000

Massachusetts--3.1%

   44,000    Acton-Boxborough Regional School District,
                Massachusetts, GO, BAN, 3.50% due 12/09/2005             44,086
   10,000    Eagle Tax-Exempt Trust, Massachusetts Commuter
                Facilities, VRDN, Series 2001, Class 2101, 2.78%
                due 6/15/2033 (j)                                        10,000
   25,000    Lawrence, Massachusetts, GO, BAN, 3.50%
                due 12/22/2005                                           25,042
    8,000    Massachusetts State Development Finance Agency
                Revenue Bonds (Suffolk University), VRDN, Series A,
                2.83% due 7/01/2035 (j)                                   8,000
             Massachusetts State, GO, Refunding, VRDN (j):
   29,687           FLOATS, Series 716D, 2.77% due 8/01/2018 (f)         29,687
    2,700           Series A, 2.78% due 9/01/2016                         2,700
    4,250    Massachusetts State Health and Educational Facilities
                Authority Revenue Bonds (Capital Asset Program),
                VRDN, Series E, 2.76% due 1/01/2035 (j)                   4,250
             Massachusetts State Heritage, CP:
   39,250           2.75% due 11/14/2005                                 39,250
   10,500           2.80% due 12/01/2005                                 10,500
   15,000    Pembroke, Massachusetts, GO, Refunding, BAN, 4%
                due 8/03/2006                                            15,135
   85,245    Route 3 North Transit Improvement Association,
                Massachusetts, Lease Revenue Refunding Bonds,
                VRDN, Series B, 2.75% due 6/15/2033 (a)(j)               85,245
    9,000    Walpole, Massachusetts, GO, BAN, 3.25%
                due 11/03/2005                                            9,011

Michigan--2.5%

             Detroit, Michigan, City School District, VRDN (j):
    4,615           GO, Series A, 2.83% due 5/01/2029 (e)                 4,615
   48,525           MERLOTS, Series A113, 2.96% due 7/26/2006            48,525



      Face
    Amount   Municipal Bonds                                           Value

Michigan (concluded)

             Detroit, Michigan, Sewer Disposal Revenue Refunding
                Bonds, VRDN (e)(j):
 $  6,270           MERLOTS, Series B-02, 2.77% due 7/01/2028        $    6,270
    9,755           MSTR, SGB 47-A, 2.79% due 7/01/2028                   9,755
    8,200    Eagle Tax-Exempt Trust, Detroit, Michigan, City School
                District, GO, Refunding, VRDN, Series 2005-0072,
                Class A, 2.79% due 5/01/2032 (e)(j)                       8,200
    8,910    Eagle Tax-Exempt Trust, Detroit, Michigan, GO,
                VRDN, Series 2004-1006, Class A, 2.79%
                due 4/01/2009 (f)(j)                                      8,910
    6,900    Eagle Tax-Exempt Trust, Grand Rapids Michigan,
                Sanitation Sewer System, VRDN, Series A, 2.79%
                due 1/01/2022 (b)(j)(k)                                   6,900
   35,000    Michigan Municipal Bond Authority, Revenue
                Refunding Bonds, VRDN, Series B-2, 4%
                due 8/18/2006 (j)                                        35,324
   24,600    Michigan State Building Authority, Multi-Modal
                Revenue Refunding Bonds (Facilities Program),
                VRDN, Series I, 2.75% due 10/15/2039 (j)                 24,600
    4,275    Michigan State Building Authority, Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-2064,
                2.79% due 10/15/2021 (f)(j)                               4,275
   26,900    Michigan State Hospital Finance Authority Revenue
                Bonds (Ascension Health), VRDN, Series B-1, 2.73%
                due 11/15/2033 (j)                                       26,900
   22,000    Michigan State Hospital Finance Authority, Revenue
                Refunding Bonds, MERLOTS, VRDN, Series K, 2.77%
                due 11/15/2023 (f)(j)                                    22,000
   16,505    Michigan State Hospital, Revenue Refunding Bonds,
                VRDN, MSTC, Series 1997-24, Class A, 2.81%
                due 12/01/2005 (e)(j)                                    16,505
    2,800    Michigan State Strategic Fund, CP, 2.75%
                due 10/03/2005                                            2,800

Minnesota--2.0%

             City of Rochester, Minnesota, CP:
   16,250           2.65% due 10/06/2005                                 16,250
   13,500           2.68% due 10/06/2005                                 13,500
   30,000           2.75% due 11/21/2005                                 30,000
   17,467    Duluth, Minnesota, EDA, Health Care Facilities
                Revenue Refunding Bonds, FLOATS, VRDN,
                Series 895, 2.78% due 2/15/2020 (a)(j)                   17,468
    5,000    Minneapolis and St. Paul, Minnesota, Metropolitan
                Airports Commission, Airport Revenue Refunding
                Bonds, PUTTERS, VRDN, AMT, Series 928, 2.82%
                due 1/01/2013 (a)(j)                                      5,000
   14,000    Minneapolis, Minnesota, Health Care System,
                Revenue Refunding Bonds (Fairview Health
                Services Project), VRDN, Series B, 2.76%
                due 11/15/2029 (a)(j)                                    14,000
             Minnesota Rural Water Finance Authority, Public
                Projects Construction Revenue Notes:
   12,500           3% due 10/01/2005                                    12,500
    2,500           4.25% due 9/15/2006                                   2,528
             Minnesota State, CP:
   66,500           2.68% due 10/06/2005                                 66,500
    4,500           2.70% due 11/01/2005                                  4,500
    1,695    Minnesota State, GO, ROCS, VRDN, Series II-R-4065,
                2.79% due 8/01/2023 (j)                                   1,695



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Mississippi--2.4%

 $  9,600    Mississippi Business Finance Corporation, Mississippi
                Solid Waste Disposal Revenue Bonds (Mississippi
                Power Company Project), VRDN, AMT, 3.17%
                due 7/01/2025 (j)                                     $   9,600
    3,520    Mississippi Business Finance Corporation, Mississippi,
                Solid Waste Disposal Revenue Refunding Bonds
                (Mississippi Power Company Project), VRDN,
                AMT, 3.17% due 5/01/2028 (j)                              3,520
    5,200    Mississippi Business Finance Corporation Revenue
                Bonds (Mississippi Power Company), VRDN, AMT,
                2.88% due 12/01/2027 (j)                                  5,200
   30,000    Mississippi Development Bank, Special Obligation
                Revenue Bonds (Municipal Gas Authority of
                Mississippi--Natural Gas Supply Project),
                VRDN, 2.73% due 7/01/2015 (j)                            30,000
   12,500    Mississippi Home Corporation, Lease Purpose
                Revenue Bonds, VRDN, 2.85% due 10/01/2007 (j)            12,500
  127,289    Mississippi Home Corporation, S/F Revenue Bonds,
                FLOATS, VRDN, AMT, Series 989, 2.85%
                due 10/03/2005 (j)                                      127,289
   25,900    Mississippi Hospital Equipment and Facilities
                Authority Revenue Bonds (Mississippi Baptist
                Medical Center), VRDN, 2.78% due 7/01/2012 (j)           25,900
    5,450    University of Mississippi, Educational Building
                Corporation Revenue Bonds (The University of
                Mississippi Medical Center Pediatric and Research
                Facilities Project), VRDN, 2.76% due 6/01/2034 (a)(j)     5,450

Missouri--0.8%

   50,000    Missouri Development Finance Board, Cultural Facilities
                Revenue Bonds (Nelson Gallery Foundation), VRDN,
                Series A, 2.71% due 12/01/2033 (j)                       50,000
   20,000    Missouri State Health and Educational Facilities
                Authority, Health Facilities Revenue Bonds (BJC
                Health System), VRDN, Series B, 2.72%
                due 5/15/2034 (j)                                        20,000
    5,575    Missouri State Housing Development Commission,
                S/F Mortgage Revenue Refunding Bonds, VRDN,
                Series A, 3.764% due 5/15/2006 (j)                        5,575

Nebraska--1.6%

             American Public Energy Agency, Nebraska, Gas
                Supply Revenue Bonds, VRDN (j):
   75,800           (National Public Gas Agency Project), Series B,
                    2.75% due 2/01/2014                                  75,800
   20,000           Series A, 2.73% due 12/01/2015                       20,000
    2,000    Eagle Tax-Exempt Trust, Nebraska Public Power
                District Revenue Bonds, VRDN, Series 1016, Class A,
                2.79% due 1/01/2035 (a)(j)                                2,000
    4,370    Municipal Energy Agency of Nebraska, Power Supply
                System Revenue Bonds, ROCS, VRDN, Series II-R-2051,
                2.79% due 4/01/2022 (e)(j)                                4,370
    4,125    Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, VRDN,
                AMT, Series II-R-205, 2.83% due 6/01/2013 (f)(j)          4,125
   36,000    Nebraska Public Power District, CP, 2.50%
                due 10/04/2005 (a)                                       36,000
    4,995    Nebraska Public Power District Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-209, 2.79%
                due 1/01/2012 (f)(j)                                      4,995



      Face
    Amount   Municipal Bonds                                           Value

Nevada--1.9%

 $ 29,185    ABN Amro Munitops Certificates Trust, Clark County,
                Nevada, Airport Revenue Bonds, VRDN, Series
                1999-15, 2.77% due 1/02/2008 (f)(j)                  $   29,185
   57,100    Clark County, Nevada, Airport Improvement Revenue
                Refunding Bonds, VRDN, Series A, 2.65%
                due 7/01/2012 (f)(j)                                     57,100
   10,000    Clark County, Nevada, CP, 2.73% due 12/05/2005              10,000
    2,495    Clark County, Nevada, IDR, Refunding, PUTTERS,
                VRDN, AMT, Series 722, 2.82% due 12/01/2012 (b)(j)        2,495
             Clark County, Nevada, Las Vegas-McCarran
                International Airport Passenger Facility Charge,
                Revenue Refunding Bonds, VRDN (f)(j):
   22,000           Series A-1, 2.70% due 7/01/2022                      22,000
   26,000           Series A-2, 2.70% due 7/01/2022                      26,000
    9,040    Las Vegas Valley, Nevada, Water District, GO,
                Refunding, MERLOTS, VRDN, Series B 10, 2.77%
                due 6/01/2024 (f)(j)                                      9,040
    6,500    Nevada Housing Division Revenue Bonds
                (Multi-Unit Housing-Mesquite), VRDN, AMT,
                Series B, 3.08% due 5/01/2028 (j)                         6,500
    5,850    Nevada State Department of Business and Industry,
                Solid Waste Disposal Revenue Bonds (Republic
                Services Inc. Project), VRDN, AMT, 3.10%
                due 12/01/2034 (j)                                        5,850
    7,255    Washoe County, Nevada, School District, GO, ROCS,
                VRDN, Series II-R-2012, 2.79% due 6/01/2020 (b)(j)        7,255

New Hampshire--1.1%

   10,000    New Hampshire Health and Educational Facilities
                Authority, Revenue Refunding Bonds (Dartmouth
                Hitchcock Obligation), VRDN, Series A, 2.75%
                due 8/01/2031 (e)(j)                                     10,000
             New Hampshire Higher Educational and Health
                Facilities Authority, Revenue Refunding Bonds,
                FLOATS, VRDN (b)(j):
    5,475           Series 772, 2.79% due 1/01/2017                       5,475
   11,000           Series 866, 2.79% due 8/15/2021                      11,000
    7,415    New Hampshire State Business Finance Authority,
                Resource Recovery Revenue Refunding Bonds
                (Wheelabrator), VRDN, Series A, 2.77%
                due 1/01/2018 (j)                                         7,415
   20,000    New Hampshire State Business Fund, CP, 2.78%
                due 11/08/2005                                           20,000
   50,600    New Hampshire State Industrial Finance Agency,
                CP, 2.75% due 11/10/2005                                 50,600

New Jersey--1.1%

   21,832    East Brunswick Township, New Jersey, BAN, 3%
                due 1/06/2006                                            21,882
   15,000    New Jersey EDA, Revenue Bonds (Presbyterian
                Homes), VRDN, Series B, 2.75% due 12/01/2032 (j)         15,000
    8,370    New Jersey Health Care Facilities Financing Authority
                Revenue Bonds, FLOATS, VRDN, Series 702, 2.79%
                due 7/01/2014 (f)(j)                                      8,370
   35,000    New Jersey State Housing and Mortgage Finance
                Agency, S/F Housing Revenue Bonds, VRDN, AMT,
                Series Q, 2.82% due 4/01/2032 (j)                        35,000



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

New Jersey (concluded)

             New Jersey State Turnpike Authority, Turnpike
                Revenue Bonds, VRDN (e)(j):
 $  9,700           Series C-1, 2.73% due 1/01/2024                   $   9,700
   10,400           Series C-2, 2.73% due 1/01/2024                      10,400
      300    Port Authority of New York and New Jersey, Special
                Obligation Revenue Refunding Bonds (Versatile
                Structure Obligation), VRDN, AMT, Series 4, 2.74%
                due 4/01/2024 (j)                                           300

New Mexico--0.9%

    7,385    New Mexico Finance Authority, Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-7509, 2.79%
                due 6/15/2023 (a)(j)                                      7,385
   51,980    New Mexico Mortgage Finance Authority, S/F
                Mortgage Program Revenue Bonds, VRDN,
                AMT, 3.864% due 3/01/2006 (j)                            51,980
   20,000    New Mexico State Hospital Equipment Loan Council,
                Hospital Revenue Refunding Bonds (Presbyterian
                Healthcare Services), VRDN, Series B, 2.76%
                due 8/01/2030 (e)(j)                                     20,000

New York--3.9%

   86,105    Albany, New York, City School District, GO, BAN,
                Series B, 4% due 6/30/2006                               86,920
    6,000    Chautauqua County, New York, GO, TAN, 4%
                due 7/28/2006                                             6,055
   24,700    Eagle Tax-Exempt Trust, New York State Dormitory
                Authority (Memorial Sloan), VRDN, Series 98,
                Class 3202, 2.78% due 7/01/2023 (j)                      24,700
   65,005    Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund, Revenue Refunding Bonds,
                VRDN, Series B, 2.74% due 11/01/2022 (e)(j)              65,005
    4,000    Mineola, New York, Union Free School District, GO,
                TAN, 4% due 6/30/2006                                     4,035
    8,000    Monticello, New York, Central School District, GO,
                BAN, 4% due 7/28/2006                                     8,070
   24,000    New York City, New York, City IDA, Liberty Revenue
                Bonds (One Bryant Park LLC Project), VRDN, Series A,
                2.76% due 11/01/2039 (j)                                 24,000
   10,000    New York City, New York, City Municipal Water Finance
                Authority, CP, 2.74% due 12/22/2005                      10,000
   21,500    New York City, New York, City Municipal Water Finance
                Authority, Water and Sewer System Revenue
                Refunding Bonds, MSTR, VRDN, Series SGB-27,
                2.78% due 6/15/2024 (e)(j)                               21,500
   15,000    New York City, New York, City Transitional Finance
                Authority, New York City Recovery Revenue Refunding
                Bonds, VRDN, Series 3, Sub-Series 3G, 2.74%
                due 11/01/2022 (j)                                       15,000
   10,000    New York City, New York, City Transitional Finance
                Authority, Special Tax Revenue Refunding Bonds,
                VRDN, Series C, 2.74% due 2/01/2032 (j)                  10,000
   13,995    New York City, New York, City Transitional Finance
                Authority Revenue Bonds, VRDN, MSTC,
                Series 2002-202, Class A, 2.76%
                due 10/21/2010 (b)(j)                                    13,995
   21,115    New York State Dormitory Authority, Revenue
                Refunding Bonds, MERLOTS, VRDN, Series A-09,
                2.78% due 5/15/2031 (a)(j)                               21,115
   12,000    Rochester, New York, GO, Refunding, BAN, Series II,
                3% due 10/21/2005                                        12,007



      Face
    Amount   Municipal Bonds                                           Value

New York (concluded)

 $ 19,410    Triborough Bridge and Tunnel Authority, New York,
                General Purpose Revenue Bonds, VRDN, Series B,
                2.75% due 1/01/2033 (j)                              $   19,410
   10,000    Triborough Bridge and Tunnel Authority, New York,
                General Purpose Revenue Refunding Bonds, VRDN,
                Series B, 2.73% due 1/01/2032 (a)(j)                     10,000
    7,000    William Floyd Union Free School District,
                Mastics-Moriches-Shirley, New York, GO, BAN, 3.75%
                due 6/27/2006                                             7,051

North Carolina--0.9%

   19,995    North Carolina Eastern Municipal Power Agency,
                GO, Refunding, VRDN, MSTC, Series 2002-201,
                Class A, 2.79% due 4/12/2017 (j)                         19,995
    8,165    North Carolina Eastern Municipal Power Agency,
                Power System Revenue Bonds, MERLOTS, VRDN,
                Series A22, 2.77% due 1/01/2024 (j)                       8,165
   49,500    North Carolina Medical Care Commission, Health
                Care Facilities Revenue Bonds (Novant Health
                Group), VRDN, Series A, 2.75% due 11/01/2034 (j)         49,500
    4,500    North Carolina State, GO, MERLOTS, VRDN,
                Series A23, 2.77% due 3/01/2027 (j)                       4,500
    3,900    Wake County, North Carolina, Industrial Facilities and
                Pollution Control Financing Authority Revenue Bonds
                (Solid Waste Disposal--Highway 55), VRDN, AMT,
                2.85% due 9/01/2013 (j)                                   3,900

Ohio--1.9%

   50,000    Cleveland, Ohio, Water Revenue Refunding Bonds,
                VRDN, Series M, 2.75% due 1/01/2033 (e)(j)               50,000
    4,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School
                District, GO, VRDN, Series 2004-34, Class A, 2.79%
                due 12/01/2031 (e)(j)                                     4,000
   22,275    Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN,
                Series 98, Class 3503, 2.78% due 2/15/2026 (j)           22,275
   28,000    Hamilton County, Ohio, Health Care Facilities Revenue
                Bonds (Twin Towers and Twin Lakes), VRDN, Series A,
                2.69% due 7/01/2023 (j)                                  28,000
    9,000    Hamilton County, Ohio, Student Housing Revenue
                Bonds (Block 3 Community Urban Redevelopment
                Corporation Project), VRDN, 2.80% due 8/01/2036 (j)       9,000
             Ohio State Air Quality Development Authority, Revenue
                Refunding Bonds (Cincinnati Gas and Electric),
                VRDN (j):
    7,900           Series A, 2.90% due 9/01/2030                         7,900
   16,300           Series B, 2.95% due 9/01/2030                        16,300
   25,000    Ohio State, GO, Common Schools, VRDN, Series A,
                2.75% due 3/15/2025 (j)                                  25,000
    7,275    Ohio State Higher Educational Facility Revenue Bonds
                (Case Western Reserve University), VRDN, Series A,
                2.76% due 10/01/2031 (j)                                  7,275
    2,370    Princeton, Ohio, City School District, GO, VRDN, MSTC,
                Series SGB 50-A, 2.79% due 12/01/2030 (f)(j)              2,370

Oklahoma--1.4%

    3,400    Cleveland County, Oklahoma, Development Authority,
                Family Mortgage Revenue Refunding Bonds, VRDN,
                3.01% due 12/24/2005 (j)                                  3,400
    3,300    Cleveland County, Oklahoma, Home Loan Authority,
                S/F Mortgage Revenue Refunding Bonds, VRDN,
                Series A, 3.01% due 4/25/2006 (j)                         3,300



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Oklahoma (concluded)

             Comanche County, Oklahoma, Home Finance Authority,
                S/F Mortgage Revenue Bonds, VRDN, Series A (j):
 $ 16,025           3.844% due 4/03/2006                             $   16,025
    3,600           3% due 5/01/2006                                      3,600
             Oklahoma County, Oklahoma, HFA, S/F Mortgage
                Revenue Bonds, VRDN (j):
   40,656           Series A, 3.891% due 5/01/2006                       40,656
    9,692           Series D, 3.864% due 2/01/2006                        9,692
    2,500    Oklahoma Development Finance Authority Revenue
                Bonds (Conoco Project), VRDN, AMT, Series B, 2.97%
                due 8/01/2037 (j)                                         2,500
    5,000    Oklahoma State Development Finance Authority
                Revenue Bonds (ConocoPhillips Company Project),
                VRDN, AMT, 2.42% due 12/01/2005 (j)                       5,000
    3,513    Oklahoma State, HFA, S/F Mortgage Revenue Bonds,
                VRDN, AMT, 3.28% due 8/31/2006 (j)                        3,513
   18,575    Oklahoma State Industries Authority, Revenue
                Refunding Bonds (Integris Baptist), VRDN, Series B,
                2.72% due 8/15/2029 (f)(j)                               18,575
    2,870    Tulsa County, Oklahoma, Home Finance Authority,
                S/F Mortgage Revenue Bonds, FLOATS, VRDN,
                AMT, Series 1068, 2.83% due 12/01/2038 (j)                2,870
   15,890    Tulsa County, Oklahoma, Industrial Authority, Capital
                Improvements Revenue Bonds, VRDN, Series A,
                2.95% due 11/15/2005 (j)                                 15,890

Oregon--0.2%

   11,730    ABN Amro Munitops Certificates Trust, Portland,
                Oregon, GO, VRDN, Series 2001-4, 2.77%
                due 6/01/2009 (f)(j)                                     11,730
    4,795    Eagle Tax-Exempt Trust, Oregon State Department
                of Administrative Services Revenue Bonds,
                VRDN, Series 2004-1010, Class A, 2.79%
                due 9/01/2009 (e)(j)                                      4,795

Pennsylvania--2.1%

   37,320    Allegheny County, Pennsylvania, GO, Refunding,
                VRDN, Series C-50, 2.80% due 5/01/2027 (j)               37,320
    2,500    Butler County, Pennsylvania, IDA, IDR, Refunding
                (Wetterau Finance Co. Project), VRDN, 2.78%
                due 12/01/2014 (j)                                        2,500
   19,850    Delaware Valley, Pennsylvania, Regional Finance
                Authority, Local Government Revenue Bonds, VRDN,
                Series D, 2.75% due 12/01/2020 (j)                       19,850
             Emmaus, Pennsylvania, General Authority Revenue
                Bonds, VRDN (j):
   13,200           (Pennsylvania Loan Program), Series A, 2.78%
                    due 3/01/2030 (e)                                    13,200
   10,625           Sub-Series A-10, 2.78% due 3/01/2024                 10,625
    9,897    Erie County, Pennsylvania, Hospital Authority Revenue
                Bonds, FLOATS, VRDN, Series 820, 2.79%
                due 7/01/2022 (f)(j)                                      9,897
   10,000    Geisinger Health System, Pennsylvania, Revenue
                Refunding Bonds, VRDN, Series B, 2.72%
                due 8/01/2022 (j)                                        10,000
   12,000    Lackawanna County, Pennsylvania, GO, MSTR, VRDN,
                Series SGB-38, 2.78% due 9/15/2020 (j)                   12,000
    4,995    Mount Lebanon, Pennsylvania, School District,
                GO, MERLOTS, VRDN, Series B19, 2.77%
                due 2/15/2027 (f)(j)                                      4,995
    6,700    Pennsylvania Economic Development Financing
                Authority, Wastewater Treatment Revenue Refunding
                Bonds (Sunoco Inc.--R & M Project), VRDN, AMT,
                Series B, 2.94% due 10/01/2034 (j)                        6,700



      Face
    Amount   Municipal Bonds                                           Value

Pennsylvania (concluded)

 $  9,590    Pennsylvania State Turnpike Commission, Turnpike
                Revenue Refunding Bonds, VRDN, Series B, 2.75%
                due 12/01/2012 (j)                                   $    9,590
   15,000    Philadelphia, Pennsylvania, Airport Revenue
                Refunding Bonds, VRDN, AMT, Series C, 2.83%
                due 6/15/2025 (f)(j)                                     15,000
   25,335    Philadelphia, Pennsylvania, Water and Wastewater
                Revenue Refunding Bonds, VRDN, 2.74%
                due 6/15/2023 (e)(j)                                     25,335
   13,000    Southcentral General Authority, Pennsylvania,
                Revenue Refunding Bonds (Wellspan Health--
                York Hospital), VRDN, Series A, 2.65%
                due 6/07/2023 (a)(j)                                     13,000

Rhode Island--0.6%

   12,500    Lincoln, Rhode Island, GO, BAN, 4.25%
                due 8/01/2006                                            12,622
             Rhode Island State and Providence Plantations,
                GO, FLOATS, VRDN (j):
   26,100           Series 568, 2.78% due 9/01/2017 (f)                  26,100
   15,980           Series 720, 2.78% due 11/01/2022 (b)                 15,980

South Carolina--0.6%

   12,195    ABN Amro Munitops Certificates Trust, Lexington
                County, South Carolina, GO, VRDN, Series 2001-37,
                2.78% due 2/01/2010 (b)(j)                               12,195
    5,000    Berkeley County, South Carolina, IDR (Nucor
                Corporation Project), VRDN, AMT, Series A, 2.82%
                due 3/01/2029 (j)                                         5,000
    6,380    Florence County, South Carolina, Solid Waste Disposal
                and Wastewater Treatment Revenue Bonds (Roche
                Carolina Inc. Project), VRDN, AMT, 2.86%
                due 4/01/2027 (j)                                         6,380
    8,035    Medical University Hospital Authority, South Carolina,
                Hospital Facilities, Revenue Refunding Bonds, VRDN,
                Series A-5, 2.80% due 8/15/2027 (f)(j)                    8,035
    2,100    South Carolina Housing Finance and Development
                Authority, Mortgage Revenue Bonds, ROCS, VRDN,
                AMT, Series II-R-398, 2.83% due 7/01/2034 (e)(j)          2,100
    6,250    South Carolina Jobs EDA, EDR (Holcim (US) Inc.
                Project), VRDN, AMT, 2.91% due 12/01/2033 (j)             6,250
   12,500    South Carolina Transportation Infrastructure Bank
                Revenue Bonds, FLOATS, VRDN, Series 728, 2.78%
                due 10/01/2022 (a)(j)                                    12,500

South Dakota--0.1%

   13,300    Lawrence County, South Dakota, Solid Waste Disposal
                Revenue Bonds (Homestake Mining), VRDN, AMT,
                Series A, 2.79% due 7/01/2032 (j)                        13,300

Tennessee--5.2%

             Blount County, Tennessee, Public Building Authority,
                Local Government Public Improvement Revenue
                Bonds, VRDN (j):
   16,000           Series A-4-A, 2.76% due 6/01/2032                    16,000
   13,000           Series D-3-A, 2.76% due 6/01/2034                    13,000
             Clarksville, Tennessee, Public Building Authority Revenue
                Bonds, Pooled Financing (Tennessee Municipal Bond
                Fund), VRDN (j):
   34,610           2.75% due 11/01/2027                                 34,610
   62,025           2.75% due 6/01/2029                                  62,025
    1,460    Jackson, Tennessee, Health, Educational and Housing
                Facilities Board, M/F Housing Revenue Bonds
                (Villages at Old Hickory Project), VRDN, AMT, 3.16%
                due 12/01/2005 (j)                                        1,460



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Tennessee (concluded)

 $  8,100    Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley
                Manufacturing Company Project), VRDN, 2.75%
                due 6/01/2023 (j)                                     $   8,100
    6,450    Memphis, Tennessee, Health, Educational and
                Housing Facility Board, M/F Housing Revenue Bonds
                (Chickasaw Place Apartments), VRDN, AMT, 2.85%
                due 6/01/2033 (j)                                         6,450
    6,020    Memphis, Tennessee, Health, Educational and Housing
                Facility Board Revenue Bonds (Not-for-Profit M/F
                Program), VRDN, 2.91% due 8/01/2032 (j)                   6,020
    2,980    Montgomery County, Tennessee, Public Building
                Authority, Pooled Financing Revenue Bonds
                (Montgomery County Loan Pool), VRDN, 2.75%
                due 7/01/2019 (j)                                         2,980
             Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement Revenue
                Bonds, VRDN (j):
   69,900           AMT, Series III-A, 2.82% due 6/01/2028 (a)           69,900
    7,100           Series II-A-1, 2.77% due 6/01/2024 (a)                7,100
   10,000           Series III-D-2, 2.77% due 6/01/2017 (a)              10,000
    4,165           Series III-D-6, 2.77% due 6/01/2020 (a)               4,165
   18,900           Series III-E-1, 2.77% due 6/01/2025                  18,900
   10,000           Series III-E-4, 2.77% due 6/01/2025 (a)              10,000
    6,030           Series IV-A-4, 2.77% due 6/01/2020 (e)                6,030
   37,000           Series VI-A-1, 2.76% due 6/01/2029                   37,000
    6,700           Series VI-B-1, 2.77% due 6/01/2024                    6,700
   16,000           Series VI-C-1, 2.77% due 6/01/2034 (a)               16,000
   10,000           Series VI-C-2, 2.77% due 6/01/2039 (a)               10,000
   10,000           Series VI-D-3, 2.77% due 6/01/2033 (a)               10,000
    7,400           Series VI-E-1, 2.77% due 6/01/2020 (a)                7,400
    4,135    Sevier County, Tennessee, Public Building
                Authority, Local Government Public Improvement,
                Revenue Refunding Bonds, VRDN, Series II-E-2,
                2.77% due 6/01/2021 (a)(j)                                4,135
             Shelby County, Tennessee, CP:
    8,000           2.56% due 10/04/2005                                  8,000
   12,250           2.73% due 11/09/2005                                 12,250
    4,615    Shelby County, Tennessee, GO, Refunding, ROCS,
                VRDN, Series II-R-3023, 2.79% due 4/01/2020 (f)(j)        4,615
   34,260    Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN,
                AMT, Series CN-1, 3.382% due 8/10/2006 (j)               34,260
   34,600    Tennessee State Local Development Authority Revenue
                Bonds (Student Loan Program), BAN, Series A, 4%
                due 5/25/2006                                            34,873
   19,000    Tennessee State, CP, Series A, 2.65% due 10/06/2005         19,000

Texas--14.5%

   15,750    ABN Amro Munitops Certificates Trust, Houston, Texas,
                Airport Revenue Bonds, VRDN, AMT, Series 1998-15,
                2.84% due 7/05/2006 (b)(j)                               15,750
   13,500    ABN Amro Munitops Certificates Trust, San Antonio,
                Texas, Electric and Gas Revenue Bonds, VRDN,
                Series 1998-22, 2.78% due 1/03/2007 (f)(j)               13,500
   29,950    ABN Amro Munitops Certificates Trust, San Antonio,
                Texas, Independent School District, VRDN,
                Series 1999-10, 2.77% due 3/07/2007 (j)                  29,950
    9,030    ABN Amro Munitops Certificates Trust, Texas Permanent
                School Fund, Independent School District, GO, VRDN,
                Series 2001-8, 2.78% due 2/15/2007 (j)                    9,030
    9,100    Alamo Heights, Texas Independent School District, GO,
                PUTTERS, VRDN, Series 980, 2.79% due 2/01/2012 (j)        9,100



      Face
    Amount   Municipal Bonds                                           Value

Texas (continued)

 $  4,505    Austin, Texas, Water and Wastewater System, Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-6029,
                2.79% due 11/15/2024 (a)(j)                           $   4,505
   10,395    Austin, Texas, Water Revenue Refunding Bonds,
                VRDN, MSTC, Series 2001-134, Class A, 2.81%
                due 5/15/2010 (e)(j)                                     10,395
    9,530    Bell County, Texas, Health Facilities Development
                Corporation, Hospital Revenue Bonds (Scott & White
                Memorial Hospital), VRDN, Series 2001-1, 2.72%
                due 8/15/2031 (f)(j)                                      9,530
   10,000    Brazos River Authority, Texas, Harbor Navigational
                District, Brazoria County Revenue Bonds (BASF Corp.),
                VRDN, AMT, 2.84% due 4/01/2032 (j)                       10,000
             Brazos River Harbor Navigation District, Texas,
                Brazoria County Environmental Revenue Bonds
                (Dow Chemical Company), VRDN (j):
    4,200           Series A-2, 2.96% due 5/15/2033                       4,200
    2,400           Series B-1, 2.83% due 5/15/2033                       2,400
   25,000    Brazos River, Texas, Harbor Industrial Development
                Corporation Revenue Bonds (BASF Corporation
                Project), VRDN, AMT, 2.85% due 5/01/2038 (j)             25,000
    2,000    Brownsville, Texas, Utility System Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-4074, 2.79%
                due 9/01/2024 (a)(j)                                      2,000
   18,487    Central Texas Housing Finance Corporation, VRDN,
                3.32% due 7/03/2006 (j)                                  18,487
    7,345    Corpus Christi, Texas, Business and Job Development
                Corporation, Sales Tax Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-2001, 2.79%
                due 9/01/2017 (a)(j)                                      7,345
    4,000    Corpus Christi, Texas, Industrial Development Crop, IDR
                (Dedietrich USA Incorporated Project), VRDN, AMT,
                2.90% due 11/01/2008 (j)                                  4,000
    3,730    Corpus Christi, Texas, Utility System Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-2149,
                2.79% due 7/15/2024 (e)(j)                                3,730
             Dallas-Fort Worth, Texas, International Airport Revenue
                Bonds, VRDN, AMT (j):
    4,407           FLOATS, Series 824, 2.83% due 11/01/2015 (a)          4,408
    7,140           PUTTERS, Series 350, 2.82% due 5/01/2011 (f)          7,140
    2,500           PUTTERS, Series 351, 2.82% due 5/01/2008 (e)          2,500
    4,995           PUTTERS, Series 385, 2.82% due 5/01/2008 (b)          4,995
    3,000           ROCS, Series II-R-268, 2.83% due 11/01/2033 (f)       3,000
    3,425    Dallas-Fort Worth, Texas, International Airport
                Revenue Refunding Bonds, PUTTERS, VRDN, AMT,
                Series 1019, 2.82% due 5/01/2010 (b)(j)                   3,425
             Dallas-Fort Worth, Texas, Regional Airport Revenue
                Bonds, MSTR, VRDN, AMT (f)(j):
   25,300           Series SGB-49, 2.77% due 11/01/2023                  25,300
    9,495           Series SGB-52, 2.83% due 11/01/2017                   9,495
             Dallas-Fort Worth, Texas, Regional Airport Revenue
                Refunding Bonds, MSTR, VRDN (j):
   23,885           AMT, Series SGB-46, 2.83% due 11/01/2020 (f)         23,885
    6,600           Series SGB-52, 2.79% due 11/01/2015 (b)               6,600
             Dallas, Texas, Area Rapid Transit, CP:
   27,500           2.65% due 10/06/2005                                 27,500
   30,195           2.68% due 10/12/2005                                 30,195
    2,840    Dallas, Texas, Area Rapid Transit Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-2078, 2.79%
                due 12/01/2022 (a)(j)                                     2,840



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Texas (continued)

 $  2,500    Denton, Texas, Independent School District, GO,
                VRDN, Series 2005-A, 2.82% due 8/01/2035 (j)         $    2,500
    8,435    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas,
                International Airport Revenue Bonds, VRDN, AMT,
                Series 2003-0020, Class A, 2.83%
                due 11/01/2032 (a)(j)                                     8,435
    9,900    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas,
                VRDN, Series 96C, Class 4301, 2.79%
                due 11/01/2005 (j)                                        9,900
    6,000    Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01,
                Class 4310, 2.79% due 12/01/2026 (a)(j)                   6,000
    4,915    Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN,
                Series 01, Class 4311, 2.79% due 8/15/2026 (j)            4,915
    4,500    Fort Bend County, Texas, GO, MSTR, VRDN,
                SGB-46-A, 2.79% due 3/01/2032 (f)(j)                      4,500
    5,300    Grapevine, Texas, Industrial Development Corporation,
                Airport Revenue Refunding Bonds (Southern Air
                Transport), VRDN, 2.83% due 3/01/2010 (j)                 5,300
   19,000    Gulf Coast Waste Disposal Authority, Texas,
                Environmental Facilities Revenue Bonds
                (American Aeryl LP Project), VRDN, AMT,
                2.85% due 5/01/2038 (j)                                  19,000
             Gulf Coast Waste Disposal Authority, Texas, Revenue
                Bonds, VRDN, AMT (j):
   12,500           (Air Products Project), 2.84% due 3/01/2035          12,500
    2,200           (Air Products Project), 2.84% due 12/01/2039          2,200
    2,500           (Waste Management Inc.), Series A, 2.80%
                    due 4/01/2019                                         2,500
   10,470    Harris County-Houston, Texas, Sports Authority, Special
                Revenue Refunding Bonds, TOCS, VRDN, Series Z-3,
                2.83% due 11/15/2025 (f)(j)                              10,470
   87,000    Harris County, Texas, GO, TAN, 3.75% due 2/28/2006          87,370
   21,340    Harris County, Texas, Health Facilities Development
                Corporation, Hospital Revenue Bonds (Texas
                Children's Hospital), VRDN, Series B-1, 2.74%
                due 10/01/2029 (f)(j)                                    21,340
             Harris County, Texas, Health Facilities Development
                Corporation, Revenue Refunding Bonds, VRDN (j):
   77,255           (Methodist Hospital), Series B, 2.72%
                    due 12/01/2032                                       77,255
   14,000           (Saint Luke's Episcopal Hospital), Series A, 2.78%
                    due 2/15/2032 (b)                                    14,000
             Harris County, Texas, Industrial Development,
                Corporation Solid Waste Disposal Revenue Bonds
                (Deer Park Limited Partnership), VRDN, AMT (j):
   46,100           Series A, 2.82% due 2/01/2023                        46,100
   13,300           Series E, 2.82% due 3/01/2023                        13,300
             Harris County, Texas, Revenue Refunding Bonds,
                ROCS, VRDN (j):
   10,270           Series II-R-1030, 2.79% due 8/15/2017 (e)            10,270
    5,395           Series II-R-2101, 2.79% due 8/15/2014 (b)             5,395
      241    Houston, Texas, Housing Finance Corporation,
                S/F Mortgage Revenue Refunding Bonds, VRDN,
                2.435% due 10/03/2005 (j)                                   241
    8,620    Houston, Texas, Independent School District, GO,
                Refunding, VRDN, MSTC, Series 233, Class A, 2.90%
                due 1/09/2014 (j)                                         8,620
   41,000    Houston, Texas, Independent School District, GO,
                VRDN, 2.77% due 6/14/2006 (j)                            41,000



      Face
    Amount   Municipal Bonds                                           Value

Texas (continued)

             Houston, Texas, Utility System Revenue Refunding
                Bonds, VRDN (e)(j):
 $  5,360           ROCS, Series II-R-4063, 2.79% due 5/15/2021      $    5,360
    6,000           TOCS, Series A, 2.78% due 5/25/2012                   6,000
    7,795    Houston, Texas, Water and Sewer System Revenue
                Bonds, MERLOTS, VRDN, Series A-128, 2.77%
                due 12/01/2029 (f)(j)                                     7,795
    3,360    Irving, Texas, Independent School District, GO,
                Refunding, ROCS, VRDN, Series II-R-2028, 2.79%
                due 2/15/2022 (j)                                         3,360
    5,000    Lewisville, Texas, Independent School District, GO,
                Refunding, PUTTERS, VRDN, Series 701, 2.79%
                due 8/15/2010 (b)(j)                                      5,000
   32,000    North Central Texas, CP, 2.70% due 11/08/2005               32,000
   17,335    Port Arthur, Texas, Navigation District, Environmental
                Facilities Revenue Refunding Bonds (Motiva
                Enterprises Project), VRDN, AMT, 2.98%
                due 12/01/2027 (j)                                       17,335
             Port Arthur, Texas, Navigation District, Industrial
                Development Corporation, Exempt Facilities
                Revenue Bonds (Air Products and Chemicals Project),
                VRDN, AMT (j):
   10,000           2.84% due 4/01/2036                                  10,000
    8,400           2.86% due 5/01/2040                                   8,400
             Port Arthur, Texas, Navigation District Revenue Bonds,
                VRDN, AMT (j):
   20,000           (BASF Corporation Project), 2.84% due 4/01/2033      20,000
   10,000           Multi-Mode (Atofina Petrochemicals), Series B,
                    2.98% due 4/01/2027                                  10,000
    6,000    Port of Corpus Christi Authority, Texas, Nueces County
                Solid Waste Disposal Revenue Bonds (Flint Hills
                Resources LP Project), VRDN, AMT, 3.05%
                due 1/01/2030 (j)                                         6,000
   50,000    Port of Corpus Christi Authority, Texas, Nueces County
                Solid Waste Disposal, Revenue Refunding Bonds
                (Flint Hills Resources LP Project), VRDN, AMT,
                Series A, 3.13% due 7/01/2029 (j)                        50,000
    4,050    San Antonio, Texas, Convention Center Hotel Finance
                Corporation, Contract Revenue Bonds, ROCS, VRDN,
                AMT, Series II-R-363, 2.83% due 7/15/2039 (a)(j)          4,050
   10,000    San Antonio, Texas, Hotel Occupancy Revenue
                Bonds, FLOATS, VRDN, Series SG-51, 2.79%
                due 8/15/2019 (j)                                        10,000
   27,000    San Antonio, Texas, Junior Lien Electric and Gas System
                Revenue Bonds, VRDN, 2.20% due 12/01/2005 (j)            27,000
    4,995    San Marcos, Texas, Consolidated Independent School
                District, GO, MERLOTS, VRDN, Series C-23, 2.77%
                due 8/01/2029 (j)                                         4,995
    4,165    Socorro, Texas, Independent School District, GO, ROCS,
                Series II-R-2222, VRDN, 2.79% due 8/15/2022 (j)           4,165
    6,860    Southeast Texas Housing Finance Corporation, Revenue
                Refunding Bonds, VRDN, 3.844% due 3/01/2007 (j)           6,860
   22,960    Texas Municipal Power Agency Revenue Bonds,
                Series 91, CP, 2.65% due 10/04/2005                      22,960
   54,160    Texas State, GO (College Student Loan), Refunding,
                VRDN, AMT, 2.85% due 7/01/2006 (j)                       54,160
  246,040    Texas State, GO, TRAN, 4.50% due 8/31/2006                 249,320



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (continued)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

Texas (concluded)

 $  2,200    Texas State Turnpike Authority, Central Texas Turnpike
                System Revenue Bonds, ROCS, VRDN,
                Series II-R-284, 2.79% due 8/15/2039 (a)(j)          $    2,200
    5,440    Texas State University, System Financing Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-1011,
                2.79% due 3/15/2019 (e)(j)                                5,440
        4    Travis County, Texas, Housing Finance Corporation,
                S/F Mortgage Revenue Bonds, VRDN, Series 2001-1,
                3.01% due 5/01/2007 (j)                                       4
    4,335    Victoria County, Texas, Hospital Revenue Refunding
                Bonds, FLOATS, VRDN, Series 959, 2.78%
                due 1/01/2016 (a)(j)                                      4,335
    6,200    West Side Calhoun County, Texas, Navigation District
                Sewer and Solid Waste District Revenue Bonds
                (BP Chemicals Inc. Project), VRDN, AMT, 2.83%
                due 4/01/2031 (j)                                         6,200
    4,760    Williamson County, Texas, GO, Refunding, PUTTERS,
                VRDN, Series 410, 2.79% due 2/15/2012 (f)(j)              4,760

Utah--0.3%

    4,440    Emery County, Utah, PCR, Refunding (PacifiCorp
                Projects), VRDN, 2.72% due 11/01/2024 (a)(j)              4,440
    7,000    Intermountain Power Agency, Utah, Power Supply
                Revenue Bonds, VRDN, Series F, 2.73%
                due 7/01/2018 (a)(j)                                      7,000
    5,000    Murray City, Utah, Hospital Revenue Bonds
                (IHC Health Services, Inc.), VRDN, Series C, 2.72%
                due 5/15/2036 (j)                                         5,000
    8,300    Utah Water Finance Agency, Tender Option Revenue
                Bonds, VRDN, Series A-9, 2.80% due 7/01/2034 (a)(j)       8,300

Vermont--0.1%

    2,375    Vermont HFA, S/F Revenue Bonds, VRDN, AMT,
                Series 16 A, 2.88% due 5/01/2032 (e)(j)                   2,375
    8,000    Vermont State Student Assistance Corporation,
                Student Loan Revenue Bonds, FLOATS, VRDN, 2.60%
                due 1/01/2008 (j)                                         8,000

Virginia--1.6%

   13,000    Fairfax County, Virginia, IDA, Revenue Refunding Bonds
                (Inova Health System Project), VRDN, Series A-1,
                2.74% due 5/15/2035 (j)                                  13,000
             Norfolk, Virginia, CP:
   38,000           2.55% due 10/04/2005                                 38,000
   36,200           2.68% due 11/09/2005                                 36,200

Washington--2.5%

   20,000    ABN Amro Munitops Certificates Trust, Port Seattle,
                Washington Revenue Bonds, VRDN, Series 1998-16,
                2.78% due 10/04/2006 (f)(j)                              20,000
   12,685    Central Puget Sound, Washington, Regional Transit
                Authority, Sales and Use Tax Revenue Bonds,
                ROCS, VRDN, Series II-R-7510, 2.79%
                due 11/01/2023 (a)(j)                                    12,685
   22,900    Clark County, Washington, Public Utility District
                Number 001, Generating System Revenue Refunding
                Bonds, MSTR, VRDN, Series SGA-118, 2.75%
                due 1/01/2025 (e)(j)                                     22,900



      Face
    Amount   Municipal Bonds                                           Value

Washington (concluded)

 $  3,000    Eagle Tax-Exempt Trust, Bellevue, Washington, GO,
                Refunding,VRDN, Series 2004-1011, Class A,
                2.79% due 12/01/2043 (f)(j)                          $    3,000
   11,550    Eagle Tax-Exempt Trust, Washington State, GO,
                Refunding, VRDN, Series 2005-0067, Class A,
                2.79% due 7/01/2015 (a)(j)                               11,550
   19,000    Energy Northwest, Washington, Electric Revenue
                Refunding Bonds (Project No. 3), VRDN, Series D-3-1,
                2.74% due 7/01/2018 (e)(j)                               19,000
    8,925    Grant County, Washington, Public Utility District
                Number 002, Electric Revenue Refunding Bonds,
                ROCS, VRDN, Series II-R-2039, 2.79%
                due 1/01/2019 (e)(j)                                      8,925
    1,820    King County, Washington, GO, ROCS, VRDN,
                Series II-R-5036, 2.79% due 12/01/2013 (a)(j)             1,820
    5,235    King County, Washington, School District Number 410,
                Snoqualmie Valley, GO, ROCS, VRDN, Series II-R-4513,
                2.79% due 12/01/2020 (e)(j)                               5,235
   14,745    King County, Washington, Sewer Revenue Refunding
                Bonds, FLOATS, VRDN, Series 554, 2.78%
                due 7/01/2009 (b)(j)                                     14,745
    2,270    Lewis County, Washington, Public Utility District
                Number 001, Cowlitz Falls Hydroelectric Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-4026,
                2.79% due 10/01/2023 (f)(j)                               2,270
    4,955    Port of Seattle, Washington, Revenue Bonds, MERLOTS,
                VRDN, AMT, Series B04, 2.82% due 9/01/2015 (b)(j)         4,955
    8,500    Port of Seattle, Washington, Subordinate Lien Revenue
                Bonds, VRDN, AMT, 2.83% due 9/01/2035 (j)                 8,500
    4,955    Seattle, Washington, Water System Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-4006,
                2.79% due 9/01/2022 (f)(j)                                4,955
    3,470    Spokane County, Washington, Spokane School
                District Number 081, GO, ROCS, VRDN,
                Series II-R-4000, 2.79% due 12/01/2019 (e)(j)             3,470
    5,615    Tacoma, Washington, Convention Center and Parking
                Revenue Bonds, ROCS, VRDN, Series II-R-2144,
                2.79% due 12/01/2022 (f)(j)                               5,615
   14,000    Tacoma, Washington, Water Revenue Refunding
                Bonds, FLOATS, VRDN, Series 555, 2.78%
                due 12/01/2009 (b)(j)                                    14,000
             Washington State, GO, PUTTERS, VRDN (j):
    2,615           FLOATS, Series 1140, 2.82% due 6/01/2016 (b)          2,615
   15,075           Series 333, 2.82% due 12/01/2014 (f)                 15,075
    5,955           Series 747, 2.79% due 1/01/2013 (e)                   5,955
    4,475           Series 749, 2.79% due 1/01/2013 (e)                   4,475
             Washington State, GO, Refunding, VRDN, MERLOTS (j):
    5,210           Series A05, 2.77% due 1/01/2013                       5,210
   12,835           Series A57, 2.77% due 1/01/2011 (f)                  12,835
    6,400    Washington State Housing Finance Commission,
                M/F Housing Revenue Bonds (Arbors on the Park
                Project), VRDN, AMT, 2.90% due 10/01/2024 (j)             6,400
   14,070    Washington State Motor Vehicle Fuel Tax, GO,
                VRDN, MSTC, Series 2001-112, Class A, 2.75%
                due 1/07/2021 (j)                                        14,070



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Schedule of Investments (concluded)    Master Tax-Exempt Trust   (in Thousands)


      Face
    Amount   Municipal Bonds                                           Value

West Virginia--0.2%

 $ 10,695    ABN Amro Munitops Certificates Trust, West Virginia
                State, GO, VRDN, Series 2000-12, 2.77%
                due 6/04/2008 (f)(j)                                 $   10,695
    9,900    Eagle Tax-Exempt Trust, West Virginia Higher Education
                Policy Commission, Revenue Refunding Bonds, VRDN,
                Series 2005-0018, Class A, 2.79% due 4/01/2034 (j)        9,900

Wisconsin--1.1%

   14,850    Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN,
                Series 98, Class 4901, 2.79% due 12/15/2026 (j)          14,850
    5,000    Eagle Tax-Exempt Trust, Wisconsin State, GO,
                Refunding, VRDN, Series 2004-1009, Class A,
                2.79% due 5/01/2008 (b)(j)                                5,000
    2,595    Hartland, Wisconsin, IDR (Commercial Communications
                Inc. Project), VRDN, AMT, 2.93% due 8/01/2009 (j)         2,595
    2,690    Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS,
                VRDN, Series II-R-2177, 2.79% due 10/01/2024 (b)(j)       2,690
    4,540    Milwaukee, Wisconsin, GO, PUTTERS, VRDN,
                Series 762, 2.79% due 2/15/2013 (e)(j)                    4,540
             Wisconsin Housing and Economic Development
                Authority, Home Ownership Revenue Refunding
                Bonds, VRDN, AMT, Series A (j):
   10,000           2.81% due 9/01/2022                                  10,000
    9,700           2.81% due 9/01/2028                                   9,700
    5,145    Wisconsin Rural Water Construction Loan Program,
                Commission Revenue Bonds, BAN, 4.25%
                due 9/15/2006                                             5,203
             Wisconsin State, GO, CP:
    6,595           2.59% due 10/03/2005                                  6,595
   35,970           2.56% due 10/04/2005                                 35,970
    6,050    Wisconsin State, Transportation Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-2180, 2.79%
                due 7/01/2025 (e)(j)                                      6,050



      Face
    Amount   Municipal Bonds                                           Value

Wyoming--0.8%

 $ 20,000    Lincoln County, Wyoming, PCR (Exxon Project),
                VRDN, AMT, Series B, 2.73% due 7/01/2017 (j)         $   20,000
   12,960    Lincoln County, Wyoming, PCR, Refunding
                (PacifiCorp Projects), VRDN, 2.72%
                due 11/01/2024 (a)(j)                                    12,960
   16,960    Sweetwater County, Wyoming, PCR, Refunding
                (PacifiCorp Project), VRDN, 2.72%
                due 11/01/2024 (a)(j)                                    16,960
   25,000    Wyoming State Education Fund, GO, TRAN, 4%
                due 6/28/2006                                            25,249

Puerto Rico--1.7%

    2,935    Puerto Rico Commonwealth Infrastructure
                Financing Authority, Special Obligation
                Revenue Bonds, TOCS, VRDN, Series Z-6,
                2.83% due 6/26/2037 (b)(j)                                2,935
   12,800    Puerto Rico Electric Power Authority, Power
                Revenue Bonds, MSTR, VRDN, Series SGA-43,
                2.73% due 7/01/2022 (f)(j)                               12,800
             Puerto Rico Government Development Bank, CP:
   19,700           3.05% due 10/07/2005                                 19,700
   18,613           3.05% due 10/13/2005                                 18,613
   77,841           3.05% due 10/14/2005                                 77,841
    6,473           3.05% due 10/20/2005                                  6,473
    3,062           3.05% due 11/08/2005                                  3,062
    2,900           3.05% due 11/10/2005                                  2,900
    2,915           3.05% due 11/14/2005                                  2,915
    2,890           3.05% due 11/17/2005                                  2,890
    5,560           3.05% due 11/22/2005                                  5,560

Total Investments (Cost--$9,282,538*)--101.2%                         9,282,538
Liabilities in Excess of Other Assets--(1.2%)                         (108,544)
                                                                     ----------
Net Assets--100.0%                                                   $9,173,994
                                                                     ==========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) Radian Insured.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

    See Notes to Financial Statements.



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005


Statement of Assets and Liabilities                                                                       Master Tax-Exempt Trust
<CAPTION

As of September 30, 2005
Assets

       Investments in unaffiliated securities, at value (identified cost--$9,282,537,830)                         $ 9,282,537,830
       Cash                                                                                                                30,874
       Receivables:
           Interest                                                                            $    41,834,227
           Contributions                                                                               827,749         42,661,976
                                                                                               ---------------
       Prepaid expenses                                                                                                    31,398
                                                                                                                  ---------------
       Total assets                                                                                                 9,325,262,078
                                                                                                                  ---------------

Liabilities

       Payables:
           Securities purchased                                                                    150,020,310
           Investment adviser                                                                          982,270
           Other affiliates                                                                             98,033        151,100,613
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                             167,295
                                                                                                                  ---------------
       Total liabilities                                                                                              151,267,908
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $ 9,173,994,170
                                                                                                                  ===============

Net Assets Consist of

       Investors' capital                                                                                         $ 9,173,994,170
                                                                                                                  ---------------
       Net Assets                                                                                                 $ 9,173,994,170
                                                                                                                  ===============

       See Notes to Financial Statements.


Statement of Operations                                                                                   Master Tax-Exempt Trust

For the Six Months Ended September 30, 2005
Investment Income

       Interest and amortization of premium and discount earned                                                   $   117,973,481

Expenses

       Investment advisory fees                                                                $     6,329,784
       Accounting services                                                                             604,011
       Custodian fees                                                                                  110,300
       Professional fees                                                                                40,350
       Pricing fees                                                                                     32,739
       Trustees' fees and expenses                                                                      28,324
       Printing and shareholder reports                                                                  1,174
       Other                                                                                            46,452
                                                                                               ---------------
       Total expenses                                                                                                   7,193,134
                                                                                                                  ---------------
       Investment income--net                                                                                         110,780,347
                                                                                                                  ---------------

Realized Loss--Net

       Realized loss on investments--net                                                                                (437,996)
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $   110,342,351
                                                                                                                  ===============

       See Notes to Financial Statements.


CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005


Statements of Changes in Net Assets                                                                       Master Tax-Exempt Trust
                                                                                                  For the Six         For the
                                                                                                  Months Ended       Year Ended
                                                                                                 September 30,       March 31,
Increase (Decrease) in Net Assets:                                                                    2005              2005
Operations

       Investment income--net                                                                 $    110,780,347    $   131,362,901
       Realized loss--net                                                                            (437,996)          (941,838)
                                                                                              ----------------    ---------------
       Net increase in net assets resulting from operations                                        110,342,351        130,421,063
                                                                                              ----------------    ---------------

Capital Transactions

       Proceeds from contributions                                                              23,680,320,041     42,296,733,453
       Fair value of withdrawals                                                              (24,366,475,235)   (42,929,977,629)
                                                                                              ----------------    ---------------
       Net decrease in net assets derived from capital transactions                              (686,155,194)      (633,244,176)
                                                                                              ----------------    ---------------

Net Assets

       Total decrease in net assets                                                              (575,812,843)      (502,823,113)
       Beginning of period                                                                       9,749,807,013     10,252,630,126
                                                                                              ----------------    ---------------
       End of period                                                                          $  9,173,994,170    $ 9,749,807,013
                                                                                              ================    ===============

       See Notes to Financial Statements.


Financial Highlights                                                                                      Master Tax-Exempt Trust
                                                                       For the Six                               For the Period
                                                                       Months Ended     For the Year Ended    February 13, 2003++
The following per share data and ratios have been derived             September 30,         March 31,             to March 31,
from information provided in the financial statements.                     2005          2005          2004           2003
Total Investment Return

       Total investment return                                              1.19%+++          1.33%           .94%          .68%*
                                                                         ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses                                                                .15%*           .15%           .15%          .21%*
                                                                         ===========    ===========    ===========    ===========
       Investment income and realized gain (loss)--net                        2.34%*          1.31%           .94%         1.04%*
                                                                         ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of period (in thousands)                          $ 9,173,994    $ 9,749,807    $10,252,630    $10,591,179
                                                                         ===========    ===========    ===========    ===========

         * Annualized.

        ++ Commencement of operations.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.


CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Notes to Financial Statements                           Master Tax-Exempt Trust


1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2005, the Trust reimbursed FAM $106,601 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.




CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Disclosure of Investment Advisory Agreement


Activities and Composition of the Board of Trustees

All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Master Tax-Exempt Trust (the "Trust") and the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee comprised of independent Trustees. All independent Trustees also are members of the Board's Audit Committee and the independent Trustees meet in executive session at each in-person Board meeting. The Board and Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent Trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent Trustees' request.


Investment Advisory Agreement--Matters Considered by the Board

Every year, the Board considers approval of the investment advisory agreement between the Investment Adviser and the Trust (the "Investment Advisory Agreement"). The Board also reviews and evaluates the performance of and services provided by the Investment Adviser throughout each year. The Board assesses the nature, scope and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) any fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust or by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio Investment Adviser effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.


Annual Consideration of Approval by the Board of Trustees

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Trust's Investment Advisory Agreement. These materials include
(a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Trust/Fund or its predecessor (which had the same investment objective and strategies as the Trust) as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Trust's/Fund's portfolio management team of investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust and/or Fund; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreements and other relationships with the Trust/Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Disclosure of Investment Advisory Agreement (continued)


Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's Investment Advisory Agreement in August 2005, the independent Trustees' and Board's review included the following:

Investment Adviser's Services and Fund Performance--The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, having concluded that the other services provided to the Trust/Fund by the Investment Adviser were satisfactory. The Board compared Fund performance - both including and excluding the effects of the Trust's/Fund's fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data quarterly, consistent with the Investment Adviser's investment goals, the Board attaches primary importance to performance over relatively long periods of time, typically three to five years. The Board noted that the performance of the Trust/Fund or its predecessor (which had the same objective and strategies of the corresponding Trust) was in the third quintile compared to its Lipper performance group for the one-, three- and five-year periods ended June 30, 2005. The Board concluded that the Trust's/Fund's performance was consistent with the continuation of the management fee rate at its current level and the renewal of the applicable Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process--The Board reviewed the Trust's/Fund's investment objectives and strategies. The Board discussed with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's municipal investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio Investment Advisers and other research, advisory and management personnel. The Board also reviewed the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Board also considered the experience of the Trust's/Fund's portfolio manager and noted that Mr. Hayes has more than twenty five years experience investing in municipal securities. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio manager have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses--The Board reviewed the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels - the actual rate includes advisory and administrative service fees and the effects of any fee waivers - compared to the other funds in its Lipper category. It also compares the Trust's/Fund's total expenses to those of other comparable funds. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as institutional clients. The Board noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Trust/Fund, but determined that the Investment Adviser provided less extensive services to such clients, which tended to hold much larger accounts. The Board noted that the Fund's contractual and actual management fees and total expenses were higher than the median fees charged by the comparable funds as classified by Lipper. The Board concluded that the management fee and fee rate and overall expense ratio were reasonable when compared to those of other comparable funds.

Profitability--The Board considered the cost of the services provided to the Trust and Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits in relation to the management and distribution of the Trust and Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviews the Investment Adviser's and its affiliates' methodology in allocating costs to the management of the Trust/Fund and concluded that there was a reasonable basis for the allocation. The Board believes the profits of the Investment Adviser and its affiliates are acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall. The Board also considered the federal court decisions discussing an investment adviser's profitability, and the profitability levels considered to be reasonable in those decisions.



CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005



Disclosure of Investment Advisory Agreement (concluded)


Economies of Scale--The Board considered the extent to which economies of scale might be realized as the assets of the Trust/Fund increase and whether there should be changes in the management fee rate or structure in order to enable a Trust and a Fund to participate in these economies of scale. The Board noted that the Trust's/Fund's current management fee rate schedule includes breakpoints that would reduce the Trust's/Fund's management fee rate if its assets increase above certain levels. The Board determined that no changes were currently necessary.


Conclusion

After the independent Trustees deliberated in executive session, the Board, including all of the independent Trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


Officers and Trustees


Robert C. Doll, Jr.,President and Trustee
Ronald W. Forbes,Trustee
Cynthia A. Montgomery,Trustee
Jean Margo Reid,Trustee
Roscoe S. Suddarth,Trustee
Richard R. West,Trustee
Edward D. Zinbarg,Trustee
Kenneth A. Jacob,Senior Vice President
John M. Loffredo,Senior Vice President
Peter J. Hayes,Vice President
Donald C. Burke,Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino,Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*


 * For inquiries regarding your CMA account, call 800-CMA-INFO (800-262-4636).


CMA TAX-EXEMPT FUND                                          SEPTEMBER 30, 2005


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:     /s/ Robert C. Doll, Jr.
       -------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       -------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 17, 2005


By:     /s/ Donald C. Burke
       -------------------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 17, 2005